UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Rose F. DiMartino, Esquire
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. The schedule of investments for the three-month period ended July 31, 2017 is filed herewith.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.4%)
AUSTRALIA (1.9%)
Health Care (1.9%)
CSL Ltd. (a)	2,150	$216,617

CHINA (11.5%)
Consumer Discretionary (2.9%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect) (a)(b)	12,700	54,519
Midea Group Co. Ltd., A Shares (Stock Connect) (a)(b)	21,999	134,601
Yum China Holdings, Inc. (c)	3,759	134,535

		323,655

Consumer Staples (1.4%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (a)(b)	2,200	157,300

Energy (0.7%)
PetroChina Co. Ltd., H Shares (a)	126,000	81,063

Industrials (1.0%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect) (a)(b)	20,198	112,403

Information Technology (1.3%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect) (a)(b)	31,900	142,087

Materials (1.3%)
Anhui Conch Cement Co. Ltd., H Shares (a)	38,000	140,384

Telecommunication Services (2.9%)
China Mobile Ltd. (a)	30,000	320,674

		1,277,566

HONG KONG (17.2%)
Financials (7.8%)
AIA Group Ltd. (a)	46,200	363,386
Hong Kong Exchanges & Clearing Ltd. (a)	7,884	224,601
HSBC Holdings PLC (a)	27,744	278,017

		866,004

Industrials (4.6%)
Jardine Strategic Holdings Ltd. (a)	9,500	387,380
MTR Corp. Ltd. (a)	21,342	123,241

		510,621

Real Estate (4.8%)
Hang Lung Group Ltd. (a)	51,000	193,723
Swire Pacific Ltd., Class B (a)	52,500	92,981
Swire Properties Ltd. (a)	71,700	247,686

		534,390

		1,911,015

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

INDIA (15.0%)
Consumer Discretionary (1.3%)
Hero MotoCorp Ltd. (a)	2,564	$146,177

Consumer Staples (3.1%)
Hindustan Unilever Ltd. (a)	4,600	83,202
ITC Ltd. (a)	57,800	256,836

		340,038

Financials (6.1%)
Aditya Birla Capital Ltd. (a)(c)(d)	19,278	51,032
HDFC Bank Ltd. (a)	4,200	116,684
Housing Development Finance Corp. Ltd. (a)	13,828	385,308
Kotak Mahindra Bank Ltd. (a)	7,900	126,009

		679,033

Information Technology (2.4%)
Infosys Ltd. (a)	6,748	106,458
Tata Consultancy Services Ltd. (a)	4,158	161,678

		268,136

Materials (2.1%)
Grasim Industries Ltd. (a)	13,770	229,349

		1,662,733

INDONESIA (5.4%)
Consumer Discretionary (2.0%)
Astra International Tbk PT (a)	371,900	222,525

Consumer Staples (1.1%)
Unilever Indonesia Tbk PT	32,000	117,562

Financials (2.3%)
Bank Central Asia Tbk PT (a)	185,600	260,591

		600,678

MALAYSIA (2.1%)
Consumer Staples (0.2%)
British American Tobacco Malaysia Bhd	1,900	19,526

Financials (1.9%)
CIMB Group Holdings Bhd (a)	70,148	107,295
Public Bank Bhd (a)	23,200	109,896

		217,191

		236,717

PHILIPPINES (3.9%)
Financials (3.9%)
Ayala Corp. (a)	15,360	263,146
Bank of the Philippine Islands	80,515	166,902

		430,048

REPUBLIC OF SOUTH KOREA (3.1%)
Consumer Staples (1.3%)
Amorepacific Group (a)	126	13,676

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

E-MART, Inc. (a)	588	$133,482

		147,158

Information Technology (1.8%)
NAVER Corp. (a)	271	194,585

		341,743

SINGAPORE (17.1%)
Financials (6.5%)
DBS Group Holdings Ltd. (a)	13,715	218,804
Oversea-Chinese Banking Corp. Ltd. (a)	47,593	398,608
United Overseas Bank Ltd. (a)	6,174	109,253

		726,665

Industrials (4.2%)
Keppel Corp. Ltd. (a)	48,100	227,474
Singapore Technologies Engineering Ltd. (a)	84,800	235,798

		463,272

Real Estate (3.2%)
City Developments Ltd. (a)	42,500	352,778

Telecommunication Services (3.2%)
Singapore Telecommunications Ltd. (a)	119,900	350,984

		1,893,699

TAIWAN (5.0%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	397,808

Telecommunication Services (1.4%)
Taiwan Mobile Co. Ltd.	43,100	154,155

		551,963

THAILAND (2.9%)
Health Care (0.4%)
Bangkok Dusit Medical Services PCL, Foreign Shares (a)	90,000	51,639

Materials (2.5%)
Siam Cement PCL (The), Foreign Shares (a)	18,100	275,124

		326,763

UNITED KINGDOM (7.3%)
Financials (2.4%)
Standard Chartered PLC (a)(c)	23,686	264,769

Materials (4.9%)
BHP Billiton PLC - London Listing (a)	14,534	265,013
Rio Tinto PLC - London Listing (a)	6,111	286,404

		551,417

		816,186

Total Common Stocks		10,265,728

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

PREFERRED STOCKS (5.4%)
REPUBLIC OF SOUTH KOREA (5.4%)
Consumer Staples (0.8%)
Amorepacific Corp., Preferred Shares	539	$85,494

Information Technology (4.6%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	298	513,807

		599,301

Total Preferred Stocks		599,301

SHORT-TERM INVESTMENT (2.2%)
UNITED STATES (2.2%)
State Street Institutional U.S. Government Money Market Fund (e)	245,055	245,055

Total Short-Term Investment		245,055

Total Investments (Cost $9,573,675) (f)—100.0%		11,110,084

Liabilities in Excess of Other Assets—0.0%		(4,923)

Net Assets—100.0%		$11,105,161

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Non-income producing security.
(d)	Shares received from spin off of Grasim Industries Ltd. and commenced trading on September 1, 2017.
(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.5%)
CHINA (40.2%)
Consumer Discretionary (6.2%)
China International Travel Service Corp. Ltd., A Shares (a)	74,000	$317,669
China International Travel Service Corp. Ltd., A Shares (Stock Connect) (a)(b)	200	859
Fuyao Glass Industry Group Co. Ltd., H Shares (a)(c)	90,400	307,711
Yum China Holdings, Inc. (d)	5,474	195,914

		822,153

Consumer Staples (2.6%)
Kweichow Moutai Co. Ltd., A Shares (a)	2,400	171,600
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (a)(b)	2,400	171,600

		343,200

Energy (3.8%)
CNOOC Ltd. (a)	243,000	271,981
Green Dragon Gas Ltd. (d)	53,000	45,803
Greka Drilling Ltd. (d)	110,000	2,903
PetroChina Co. Ltd., H Shares (a)	284,000	182,714

		503,401

Financials (4.7%)
China Construction Bank Corp.(a), Class H	260,000	215,882
China Merchants Bank Co. Ltd., H Shares (a)	122,000	400,591

		616,473

Health Care (5.1%)
CSPC Pharmaceutical Group Ltd. (a)	196,000	305,432
Tong Ren Tang Technologies Co. Ltd., H Shares (a)	251,000	363,812

		669,244

Industrials (5.0%)
China Conch Venture Holdings Ltd. (a)	143,000	265,695
Shanghai International Airport Co. Ltd., A Shares (a)(b)	72,000	400,685

		666,380

Information Technology (5.1%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (a)(b)	87,375	389,248
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect) (a)(b)	150	668
Tencent Holdings Ltd. (a)	7,100	283,389

		673,305

Real Estate (3.7%)
China Resources Land Ltd. (a)	90,000	288,802
Yanlord Land Group Ltd. (a)	149,600	199,781

		488,583

Telecommunication Services (4.0%)
China Mobile Ltd. (a)	50,000	534,457

		5,317,196

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen China Opportunities Fund

HONG KONG (54.7%)
Consumer Discretionary (7.7%)
Aeon Stores (Hong Kong) Co. Ltd. (a)	286,500	$255,457
Giordano International Ltd. (a)	280,000	155,812
Global Brands Group Holding Ltd. (a)(d)	1,416,380	134,032
Hongkong & Shanghai Hotels Ltd. (The) (a)	35,124	62,436
Shangri-La Asia Ltd. (a)	202,000	328,044
Texwinca Holdings Ltd. (a)	138,000	83,721

		1,019,502

Consumer Staples (2.7%)
Convenience Retail Asia Ltd.	388,000	193,235
Dairy Farm International Holdings Ltd. (a)	19,700	158,834

		352,069

Financials (15.5%)
AIA Group Ltd. (a)	101,400	797,562
Dah Sing Banking Group Ltd. (a)	59,840	128,154
Dah Sing Financial Holdings Ltd. (a)	17,200	121,706
Hong Kong Exchanges & Clearing Ltd. (a)	7,526	214,402
HSBC Holdings PLC (a)	48,498	485,988
Standard Chartered PLC (HK Listing) (a)(d)	27,348	300,813

		2,048,625

Industrials (14.7%)
Hong Kong Aircraft Engineering Co. Ltd.	8,000	55,820
Jardine Strategic Holdings Ltd. (a)	15,200	619,807
Kerry Logistics Network Ltd. (a)	273,000	392,572
MTR Corp. Ltd. (a)	106,252	613,561
Pacific Basin Shipping Ltd. (a)(d)	1,192,000	260,452

		1,942,212

Information Technology (2.0%)
ASM Pacific Technology Ltd. (a)	20,900	270,106

Real Estate (7.6%)
Hang Lung Group Ltd. (a)	70,000	265,894
Hang Lung Properties Ltd. (a)	12,000	29,845
Swire Pacific Ltd., Class B (a)	200,000	354,215
Swire Properties Ltd. (a)	103,600	357,884

		1,007,838

Telecommunication Services (2.5%)
Asia Satellite Telecommunications Holdings Ltd.	127,500	130,589
HKBN Ltd. (a)	198,500	196,209

		326,798

Utilities (2.0%)
Hong Kong & China Gas Co. Ltd. (a)	140,016	264,638

		7,231,788

UNITED STATES (2.6%)
Consumer Discretionary (2.6%)
Samsonite International SA (a)	83,000	347,582

Total Common Stocks		12,896,566

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen China Opportunities Fund

SHORT-TERM INVESTMENT (0.7%)
UNITED STATES (0.7%)
State Street Institutional U.S. Government Money Market Fund (e)	$85,755	$85,755

		85,755

Total Short-Term Investment		85,755

Total Investments (Cost $13,037,698) (f)—98.2%		12,982,321

Other Assets in Excess of Liabilities—1.8%		239,358

Net Assets—100.0%		$13,221,679

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Non-income producing security.
(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.1%)
BRAZIL (9.1%)
Consumer Discretionary (1.9%)
Lojas Renner SA	17,424,005	$163,715,858

Consumer Staples (2.3%)
Ambev SA	20,757,600	127,473,837
BRF SA (a)	6,381,705	75,556,800

		203,030,637

Energy (2.1%)
Ultrapar Participacoes SA	7,943,000	188,491,350

Materials (1.4%)
Vale SA, ADR	12,405,571	124,427,877

Real Estate (1.4%)
Multiplan Empreendimentos Imobiliarios SA	5,435,025	125,280,869

		804,946,591

CHILE (2.4%)
Consumer Discretionary (1.1%)
S.A.C.I. Falabella	10,630,299	98,209,900

Financials (1.3%)
Banco Santander Chile, ADR	3,966,846	112,142,737

		210,352,637

CHINA (9.5%)
Consumer Discretionary (2.2%)
Midea Group Co. Ltd., A Shares (Stock Connect) (b)(c)	7,253,000	44,377,718
Yum China Holdings, Inc. (a)	4,160,900	148,918,611

		193,296,329

Consumer Staples (1.9%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (b)(c)	2,405,318	171,980,428

Industrials (1.3%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect) (b)(c)	20,972,992	116,716,214

Information Technology (1.6%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect) (b)(c)	31,620,147	140,840,173

Telecommunication Services (2.5%)
China Mobile Ltd. (c)	20,872,600	223,110,299

		845,943,443

HONG KONG (7.7%)
Financials (4.7%)
AIA Group Ltd. (c)	37,700,000	296,529,536
Hong Kong Exchanges & Clearing Ltd. (c)	4,115,868	117,253,710

		413,783,246

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

Real Estate (3.0%)
Hang Lung Group Ltd. (c)	25,049,000	$95,148,233
Hang Lung Properties Ltd. (c)	31,456,000	78,233,808
Swire Pacific Ltd., Class A (c)	3,617,000	36,040,348
Swire Pacific Ltd., Class B (c)	6,965,000	12,335,534
Swire Properties Ltd.(c)	13,957,100	48,214,538

		269,972,461

		683,755,707

HUNGARY (1.2%)
Health Care (1.2%)
Richter Gedeon Nyrt (c)	3,998,719	102,304,405

INDIA (16.1%)
Consumer Discretionary (1.4%)
Hero MotoCorp Ltd. (c)	2,201,250	125,496,594

Consumer Staples (4.3%)
Hindustan Unilever Ltd. (c)	8,127,443	147,003,711
ITC Ltd. (c)	51,467,500	228,697,398

		375,701,109

Financials (5.4%)
Aditya Birla Capital Ltd. (a)(c)(d)	10,955,084	29,000,095
Housing Development Finance Corp. Ltd. (c)	12,840,591	357,794,938
Kotak Mahindra Bank Ltd. (c)	5,817,300	92,788,750

		479,583,783

Information Technology (2.0%)
Infosys Ltd. (c)	5,162,451	81,444,484
Tata Consultancy Services Ltd. (c)	2,411,893	93,782,876

		175,227,360

Materials (3.0%)
Grasim Industries Ltd. (c)	7,825,060	130,331,742
UltraTech Cement Ltd. (c)	2,150,894	136,246,395

		266,578,137

		1,422,586,983

INDONESIA (4.8%)
Consumer Discretionary (2.7%)
Astra International Tbk PT (c)	396,419,200	237,196,025

Financials (1.1%)
Bank Central Asia Tbk PT (c)	72,114,700	101,252,402

Materials (1.0%)
Indocement Tunggal Prakarsa Tbk PT (c)	67,234,300	88,254,556

		426,702,983

ITALY (1.1%)
Energy (1.1%)
Tenaris SA, ADR	3,082,000	97,206,280

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

MALAYSIA (1.0%)
Financials (1.0%)
Public Bank Bhd (c)	19,459,200	$92,176,547

MEXICO (7.2%)
Consumer Staples (3.1%)
Fomento Economico Mexicano SAB de CV, ADR	2,402,101	242,323,949
Organizacion Soriana SAB de CV, Class B (a)	15,206,779	37,661,390

		279,985,339

Financials (2.6%)
Grupo Financiero Banorte SAB de CV, Class O	34,827,948	230,829,916

Industrials (1.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	616,415	131,019,008

		641,834,263

PHILIPPINES (3.8%)
Financials (2.3%)
Ayala Corp. (c)	4,698,000	80,485,598
Bank of the Philippine Islands	60,725,894	125,880,470

		206,366,068

Real Estate (1.5%)
Ayala Land, Inc. (c)	156,930,400	130,606,380

		336,972,448

POLAND (1.0%)
Financials (1.0%)
Bank Pekao SA (c)	2,452,341	87,136,599

PORTUGAL (1.1%)
Consumer Staples (1.1%)
Jeronimo Martins SGPS SA (c)	4,812,556	94,654,899

REPUBLIC OF SOUTH KOREA (2.4%)
Consumer Staples (0.5%)
Amorepacific Group (c)	390,805	42,418,116

Information Technology (1.9%)
NAVER Corp. (c)	234,635	168,474,136

		210,892,252

RUSSIA (3.6%)
Consumer Staples (1.9%)
Magnit PJSC (c)	1,064,168	169,087,385

Energy (1.7%)
LUKOIL PJSC, ADR	3,096,043	145,947,467

		315,034,852

SOUTH AFRICA (3.9%)
Consumer Discretionary (1.3%)
Truworths International Ltd.	19,537,863	112,079,100

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

Consumer Staples (0.9%)
Massmart Holdings Ltd.	9,743,893	$81,810,624

Materials (0.7%)
BHP Billiton PLC (c)	3,327,549	60,449,679

Telecommunication Services (1.0%)
MTN Group Ltd. (c)	10,088,000	90,709,444

		345,048,847

TAIWAN (4.9%)
Information Technology (4.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	50,024,117	355,356,696

Telecommunication Services (0.9%)
Taiwan Mobile Co. Ltd.	21,089,255	75,429,767

		430,786,463

THAILAND (4.2%)
Financials (2.0%)
Siam Commercial Bank PCL (The), Foreign Shares (c)	41,390,100	182,842,087

Materials (2.2%)
Siam Cement PCL (The), Foreign Shares (c)	11,821,000	179,681,739
Siam Cement PCL (The), NVDR (c)	793,300	12,058,120

		191,739,859

		374,581,946

TURKEY (4.1%)
Consumer Staples (1.6%)
BIM Birlesik Magazalar A.S. (c)	7,270,673	141,801,320

Financials (2.5%)
Akbank T.A.S. (c)	39,344,408	117,045,240
Turkiye Garanti Bankasi A.S. (c)	35,931,337	107,603,049

		224,648,289

		366,449,609

UNITED KINGDOM (1.0%)
Financials (1.0%)
Standard Chartered PLC (a)(c)	7,985,932	89,268,879

Total Common Stocks		7,978,636,633

PREFERRED STOCKS (8.7%)
BRAZIL (3.2%)
Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares	23,471,057	225,791,569

Materials (0.6%)
Vale SA, ADR, Preferred Shares	5,729,416	53,799,216

		279,590,785

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

REPUBLIC OF SOUTH KOREA (5.5%)
Consumer Staples (0.4%)
Amorepacific Corp., Preferred Shares	202,647	$32,143,195

Information Technology (5.1%)
Samsung Electronics Co. Ltd., Preferred Shares (c)	263,409	454,165,435

		486,308,630

Total Preferred Stocks		765,899,415

SHORT-TERM INVESTMENT (1.3%)
UNITED STATES (1.3%)
State Street Institutional U.S. Government Money Market Fund (e)	114,613,049	114,613,049

Total Short-Term Investment		114,613,049

Total Investments (Cost $7,774,077,886) (f)—100.1%		8,859,149,097

Liabilities in Excess of Other Assets—(0.1)%		(4,908,035)

Net Assets—100.0%		$8,854,241,062

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Shares received from spin off of Grasim Industries Ltd. and commenced trading on September 1, 2017.
(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (95.4%)
Consumer Discretionary (10.3%)
BorgWarner, Inc.	14,144	$661,091
Comcast Corp., Class A	18,094	731,902
PVH Corp.	7,017	837,058
TJX Cos., Inc. (The)	9,243	649,875

		2,879,926

Consumer Staples (14.6%)
Casey’s General Stores, Inc.	6,385	681,599
Costco Wholesale Corp.	3,509	556,211
CVS Health Corp.	6,952	555,673
Estee Lauder Cos., Inc. (The), Class A	7,301	722,726
Molson Coors Brewing Co., Class B	9,111	810,697
Philip Morris International, Inc.	6,556	765,151

		4,092,057

Energy (6.5%)
ConocoPhillips	12,067	547,480
EOG Resources, Inc.	7,549	718,212
Schlumberger Ltd.	8,205	562,863

		1,828,555

Financials (13.6%)
American International Group, Inc.	11,057	723,681
Charles Schwab Corp. (The)	15,999	686,357
Intercontinental Exchange, Inc.	12,819	855,155
M&T Bank Corp.	3,539	577,388
Moody’s Corp.	3,146	414,108
Regions Financial Corp.	38,695	564,947

		3,821,636

Health Care (7.5%)
Aetna, Inc.	2,788	430,216
Baxter International, Inc.	8,973	542,687
Gilead Sciences, Inc.	7,940	604,155
Globus Medical, Inc., Class A (a)	16,653	512,080

		2,089,138

Industrials (14.4%)
Beacon Roofing Supply, Inc. (a)	14,375	660,244
Canadian National Railway Co.	6,828	539,548
Equifax, Inc.	4,263	620,011
Ritchie Bros Auctioneers, Inc.	17,725	500,377
Rockwell Automation, Inc.	3,372	556,481
Snap-on, Inc.	3,569	550,340
Verisk Analytics, Inc., Class A (a)	7,045	614,746

		4,041,747

Information Technology (20.4%)
Alliance Data Systems Corp.	1,756	423,951
Alphabet, Inc., Class A (a)	718	678,869

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Equity Long-Short Fund

CDW Corp.	6,680	$423,712
Cognizant Technology Solutions Corp., Class A	10,688	740,892
Manhattan Associates, Inc. (a)	16,312	720,990
Oracle Corp.	19,432	970,240
Texas Instruments, Inc.	8,644	703,449
Visa, Inc., Class A	10,530	1,048,367

		5,710,470

Materials (6.1%)
Ecolab, Inc.	3,147	414,365
Praxair, Inc.	5,798	754,668
Sensient Technologies Corp.	7,113	528,923

		1,697,956

Real Estate (2.0%)
Jones Lang LaSalle, Inc.	4,384	557,733

Total Common Stocks—Long Positions		26,719,218

SHORT-TERM INVESTMENT (2.9%)
State Street Institutional U.S. Government Money Market Fund (b)	829,493	829,493

Total Short-Term Investment		829,493

Total Investments (Cost $22,613,104) (c)—98.3%		27,548,711

Other Assets in Excess of Liabilities—1.7%		466,250

Net Assets—100.0%		$28,014,961

COMMON STOCKS—SHORT POSITIONS (44.3%)
Consumer Discretionary (11.9%)
Gap, Inc. (The)	24,929	594,058
Garmin Ltd.	13,117	658,342
McDonald’s Corp.	3,891	603,650
Priceline Group, Inc. (The) (a)	464	941,224
Wendy’s Co. (The)	34,757	536,648

		3,333,922

Consumer Staples (7.6%)
B&G Foods, Inc.	10,596	384,105
Clorox Co. (The)	7,300	974,477
Dr Pepper Snapple Group, Inc.	8,428	768,297

		2,126,879

Financials (9.2%)
Allstate Corp. (The)	9,290	845,390
FactSet Research Systems, Inc.	4,472	747,808
State Street Corp.	10,646	992,526

		2,585,724

Health Care (3.2%)
Agilent Technologies, Inc.	14,746	881,663

Industrials (7.9%)
Deluxe Corp.	13,220	954,484
Fastenal Co.	13,678	587,607

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Equity Long-Short Fund

PACCAR, Inc.	9,790	$670,125

		2,212,216

Information Technology (4.5%)
CA, Inc.	20,553	637,965
International Business Machines Corp.	4,383	634,089

		1,272,054

Total Common Stocks—Short Positions		12,412,458

EXCHANGE TRADED FUNDS—SHORT POSITIONS (3.1%)
Equity Fund (3.1%)
Utilities Select Sector SPDR Fund	16,036	853,436

Total Exchange Traded Funds—Short Positions		853,436

Total Securities Sold Short (Proceeds $10,935,534)—47.4%		$13,265,894

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.1%)
CANADA (1.5%)
Materials (1.5%)
Potash Corp. of Saskatchewan, Inc.	36,600	$654,646

GERMANY (1.9%)
Health Care (1.9%)
Fresenius Medical Care AG & Co. KGaA (a)	9,000	848,704

HONG KONG (5.3%)
Financials (2.0%)
AIA Group Ltd.(a)	112,100	881,723

Industrials (2.4%)
Jardine Matheson Holdings Ltd. (a)	10,100	644,268
MTR Corp. Ltd.(a)	75,000	433,094

		1,077,362

Real Estate (0.9%)
Swire Pacific Ltd., Class A (a)	42,800	426,466

		2,385,551

INDIA (3.0%)
Consumer Staples (1.4%)
ITC Ltd.(a)	140,650	624,983

Financials (1.6%)
Housing Development Finance Corp. Ltd. (a)	25,300	704,968

		1,329,951

ISRAEL (1.9%)
Information Technology (1.9%)
Check Point Software Technologies Ltd. (b)	8,000	846,240

ITALY (1.4%)
Energy (1.4%)
Tenaris SA, ADR	20,200	637,108

JAPAN (10.7%)
Consumer Staples (2.5%)
Japan Tobacco, Inc. (a)	31,600	1,098,072

Health Care (1.0%)
Sysmex Corp.(a)	7,600	435,063

Industrials (1.4%)
FANUC Corp. (a)	3,110	635,854

Information Technology (1.4%)
Keyence Corp. (a)	1,400	646,680

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Equity Fund

Materials (2.9%)
Shin-Etsu Chemical Co. Ltd. (a)	13,900	$1,271,363

Real Estate (1.5%)
Daito Trust Construction Co. Ltd. (a)	3,900	659,191

		4,746,223

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	8,500	857,480

SINGAPORE (1.0%)
Real Estate (1.0%)
City Developments Ltd. (a)	51,700	429,144

SOUTH AFRICA (0.9%)
Telecommunication Services (0.9%)
MTN Group Ltd. (a)	43,800	393,842

SWEDEN (1.4%)
Industrials (1.4%)
Atlas Copco AB, A Shares (a)	17,300	625,702

SWITZERLAND (8.2%)
Consumer Staples (1.9%)
Nestle SA(a)	10,000	844,095

Health Care (6.3%)
Novartis AG (a)	15,200	1,294,701
Roche Holding AG (a)	5,900	1,493,699

		2,788,400

		3,632,495

TAIWAN (2.9%)
Information Technology (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,400	1,272,984

THAILAND (1.4%)
Financials (1.4%)
Kasikornbank PCL (a)	105,400	627,023

UNITED KINGDOM (12.9%)
Consumer Discretionary (1.9%)
Whitbread PLC(a)	16,751	850,615

Consumer Staples (1.7%)
British American Tobacco PLC (a)	12,300	765,131

Energy (1.5%)
Royal Dutch Shell PLC, B Shares (a)	23,400	666,612

Financials (1.5%)
Standard Chartered PLC (a)(b)	58,930	658,735

Industrials (2.8%)
Experian PLC (a)	32,400	643,666

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Equity Fund

Rolls-Royce Holdings PLC (a)(b)	53,427	$626,000

		1,269,666

Materials (1.0%)
BHP Billiton PLC (a)	24,200	441,263

Telecommunication Services (2.5%)
Vodafone Group PLC (a)	373,600	1,095,154

		5,747,176

UNITED STATES (30.8%)
Consumer Discretionary (3.5%)
Comcast Corp., Class A	21,700	877,765
TJX Cos., Inc. (The)	9,400	660,914

		1,538,679

Consumer Staples (5.3%)
CVS Health Corp.	10,950	875,233
PepsiCo, Inc.	7,350	857,084
Philip Morris International, Inc.	5,500	641,905

		2,374,222

Energy (4.4%)
EOG Resources, Inc.	13,500	1,284,390
Schlumberger Ltd.	9,600	658,560

		1,942,950

Financials (3.9%)
Intercontinental Exchange, Inc.	9,700	647,087
M&T Bank Corp.	6,800	1,109,420

		1,756,507

Health Care (3.4%)
Johnson & Johnson	4,900	650,328
Perrigo Co. PLC	11,250	842,850

		1,493,178

Information Technology (8.5%)
Amdocs Ltd.	9,500	638,115
Cognizant Technology Solutions Corp., Class A	9,200	637,744
Oracle Corp.	25,100	1,253,243
Visa, Inc., Class A	12,700	1,264,412

		3,793,514

Materials (1.8%)
Praxair, Inc.	6,300	820,008

		13,719,058

Total Common Stocks		38,753,327

PREFERRED STOCKS (6.3%)
BRAZIL (2.5%)
Financials (2.5%)
Banco Bradesco SA, ADR, Preferred Shares	113,491	1,091,783

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Global Equity Fund

GERMANY (1.9%)
Consumer Staples (1.9%)
Henkel AG & Co. KGaA, Preferred Shares (a)	6,100	$864,053

REPUBLIC OF SOUTH KOREA (1.9%)
Information Technology (1.9%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares	1,000	862,000

Total Preferred Stocks		2,817,836

Total Investments (Cost $34,778,461) (c)—93.4%		41,571,163

Other Assets in Excess of Liabilities—6.6%		2,955,394

Net Assets—100.0%		$44,526,557

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.9%)
AUSTRALIA (1.0%)
Health Care (1.0%)
CSL Ltd. (a)	49,800	$5,017,461

BRAZIL (1.0%)
Energy (1.0%)
Ultrapar Participacoes SA, ADR	217,000	5,136,390

CANADA (3.1%)
Materials (1.6%)
Potash Corp. of Saskatchewan, Inc.	453,400	8,109,742

Telecommunication Services (1.5%)
TELUS Corp.	214,400	7,743,679

		15,853,421

FRANCE (1.4%)
Consumer Staples (1.4%)
L’Oreal SA (a)	36,200	7,499,924

GERMANY (5.7%)
Health Care (4.3%)
Bayer AG (a)	76,500	9,689,580
Fresenius Medical Care AG & Co. KGaA (a)	130,700	12,325,066

		22,014,646

Materials (1.4%)
Linde AG (a)	38,200	7,287,058

		29,301,704

HONG KONG (6.8%)
Financials (3.2%)
AIA Group Ltd.(a)	2,057,900	16,186,422

Industrials (2.8%)
Jardine Matheson Holdings Ltd. (a)	151,500	9,664,025
MTR Corp. Ltd. (a)	852,000	4,919,941

		14,583,966

Real Estate (0.8%)
Swire Pacific Ltd., Class A (a)	431,500	4,299,533

		35,069,921

INDIA (3.0%)
Consumer Staples (1.4%)
ITC Ltd. (a)	1,611,100	7,158,972

Financials (1.6%)
Housing Development Finance Corp. Ltd. (a)	297,700	8,295,222

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen International Equity Fund

		$15,454,194

ISRAEL (2.4%)
Information Technology (2.4%)
Check Point Software Technologies Ltd. (b)	115,400	12,207,012

ITALY (1.1%)
Energy (1.1%)
Tenaris SA, ADR	186,900	5,894,826

JAPAN (14.5%)
Consumer Discretionary (1.3%)
Shimano, Inc. (a)	45,700	6,700,094

Consumer Staples (3.2%)
Japan Tobacco, Inc. (a)	472,400	16,415,487

Financials (1.0%)
Japan Exchange Group, Inc. (a)	285,100	5,116,778

Health Care (0.9%)
Sysmex Corp. (a)	83,400	4,774,247

Industrials (1.5%)
FANUC Corp. (a)	38,700	7,912,398

Information Technology (1.5%)
Keyence Corp. (a)	17,000	7,852,541

Materials (3.0%)
Shin-Etsu Chemical Co. Ltd. (a)	167,200	15,292,938

Real Estate (2.1%)
Daito Trust Construction Co. Ltd. (a)	64,000	10,817,494

		74,881,977

MEXICO (2.6%)
Consumer Staples (2.6%)
Fomento Economico Mexicano SAB de CV, ADR	134,000	13,517,920

PHILIPPINES (0.9%)
Real Estate (0.9%)
Ayala Land, Inc. (a)	5,597,300	4,658,391

REPUBLIC OF SOUTH KOREA (0.8%)
Consumer Staples (0.8%)
Amorepacific Group (a)	38,300	4,157,096

SINGAPORE (4.7%)
Financials (1.1%)
Oversea-Chinese Banking Corp. Ltd. (a)	657,600	5,507,635

Real Estate (1.6%)
City Developments Ltd. (a)	970,100	8,052,469

Telecommunication Services (2.0%)
Singapore Telecommunications Ltd. (a)	3,608,700	10,563,504

		24,123,608

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen International Equity Fund

SOUTH AFRICA (1.3%)
Telecommunication Services (1.3%)
MTN Group Ltd. (a)	752,800	$6,769,039

SWEDEN (1.9%)
Industrials (1.9%)
Atlas Copco AB, A Shares (a)	275,100	9,949,742

SWITZERLAND (9.5%)
Consumer Staples (2.5%)
Nestle SA (a)	152,600	12,880,890

Health Care (7.0%)
Novartis AG (a)	187,600	15,979,339
Roche Holding AG (a)	78,800	19,949,740

		35,929,079

		48,809,969

TAIWAN (3.6%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,580,000	18,327,565

THAILAND (1.6%)
Financials (1.6%)
Kasikornbank PCL (a)	1,364,700	8,118,579

UNITED KINGDOM (19.6%)
Consumer Discretionary (2.4%)
Whitbread PLC (a)	247,142	12,549,864

Consumer Staples (1.8%)
British American Tobacco PLC (a)	146,600	9,119,361

Energy (3.2%)
John Wood Group PLC (a)	580,100	4,681,730
Royal Dutch Shell PLC, B Shares (a)	408,200	11,628,682

		16,310,412

Financials (3.8%)
Prudential PLC (a)	450,100	10,982,660
Standard Chartered PLC (a)(b)	770,157	8,609,021

		19,591,681

Industrials (3.3%)
Experian PLC (a)	471,000	9,357,001
Rolls-Royce Holdings PLC (a)(b)	673,100	7,886,659

		17,243,660

Materials (1.1%)
BHP Billiton PLC (a)	307,500	5,606,958

Telecommunication Services (4.0%)
Inmarsat PLC (a)	735,800	7,530,310

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen International Equity Fund

Vodafone Group PLC (a)	4,462,400	$13,080,869

		20,611,179

		101,033,115

UNITED STATES (2.4%)
Consumer Discretionary (2.4%)
Samsonite International SA (a)	2,934,000	12,286,824

Total Common Stocks		458,068,678

PREFERRED STOCKS (7.8%)
BRAZIL (2.8%)
Financials (2.8%)
Banco Bradesco SA, ADR, Preferred Shares	1,495,094	14,382,804

GERMANY (2.4%)
Consumer Staples (2.4%)
Henkel AG & Co. KGaA, Preferred Shares (a)	87,800	12,436,692

REPUBLIC OF SOUTH KOREA (2.6%)
Information Technology (2.6%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	15,800	13,619,600

Total Preferred Stocks		40,439,096

SHORT-TERM INVESTMENT (2.8%)
UNITED STATES (2.8%)
State Street Institutional U.S. Government Money Market Fund (d)	14,243,749	14,243,749

Total Short-Term Investment		14,243,749

Total Investments (Cost $458,246,479) (e)—99.5%		512,751,523

Other Assets in Excess of Liabilities—0.5%		2,626,842

Net Assets—100.0%		$515,378,365

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.5%)
AUSTRALIA (2.4%)
Consumer Discretionary (2.4%)
ARB Corp. Ltd. (a)	153,200	$1,878,048

BRAZIL (8.8%)
Consumer Discretionary (2.1%)
Arezzo Industria e Comercio SA	142,700	1,693,171

Health Care (2.7%)
Odontoprev SA	523,800	2,185,335

Industrials (1.4%)
Wilson Sons Ltd., BDR	99,986	1,128,965

Real Estate (2.6%)
Iguatemi Empresa de Shopping Centers SA	175,300	2,063,113

		7,070,584

CANADA (1.6%)
Financials (1.6%)
Canadian Western Bank	58,200	1,307,078

CHILE (7.6%)
Consumer Staples (5.6%)
Embotelladora Andina SA	732,700	2,988,127
Vina Concha y Toro SA	959,300	1,545,710

		4,533,837

Real Estate (2.0%)
Parque Arauco SA	599,300	1,575,377

		6,109,214

GERMANY (6.8%)
Consumer Discretionary (1.5%)
Fielmann AG (a)	15,100	1,212,746

Consumer Staples (1.5%)
KWS Saat SE(a)	3,000	1,218,668

Materials (3.8%)
FUCHS PETROLUB SE (a)	42,800	2,251,386
Symrise AG (a)	11,200	784,176

		3,035,562

		5,466,976

HONG KONG (2.8%)
Industrials (2.4%)
Kerry Logistics Network Ltd. (a)	1,356,500	1,950,639

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen International Small Cap Fund

Telecommunication Services (0.4%)
Asia Satellite Telecommunications Holdings Ltd.	313,000	$320,582

		2,271,221

INDIA (6.1%)
Consumer Staples (1.9%)
Jyothy Laboratories Ltd. (a)	266,400	1,532,967

Health Care (2.0%)
Sanofi India Ltd.	23,800	1,595,292

Materials (2.2%)
Castrol (India) Ltd. (a)	285,600	1,784,291

		4,912,550

INDONESIA (3.1%)
Consumer Discretionary (2.1%)
Ace Hardware Indonesia Tbk PT	20,467,600	1,705,121

Materials (1.0%)
Indocement Tunggal Prakarsa Tbk PT (a)	620,300	814,232

		2,519,353

ISRAEL (2.3%)
Materials (2.3%)
Frutarom Industries Ltd. (a)	25,600	1,815,103

JAPAN (9.2%)
Consumer Discretionary (2.1%)
Resorttrust, Inc. (a)	90,100	1,660,866

Consumer Staples (2.3%)
Calbee, Inc. (a)	43,900	1,820,003

Health Care (3.2%)
Asahi Intecc Co. Ltd. (a)	34,600	1,553,724
Sysmex Corp. (a)	18,400	1,053,311

		2,607,035

Industrials (1.6%)
Nabtesco Corp. (a)	39,600	1,285,593

		7,373,497

MALAYSIA (1.5%)
Consumer Staples (1.5%)
Carlsberg Brewery Malaysia Bhd	345,100	1,209,039

MEXICO (2.5%)
Industrials (2.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	94,900	2,017,728

NEW ZEALAND (1.6%)
Industrials (1.6%)
Auckland International Airport Ltd. (a)	245,300	1,282,426

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen International Small Cap Fund

SINGAPORE (2.4%)
Health Care (2.4%)
Raffles Medical Group Ltd. (a)	1,994,344	$1,892,139

SOUTH AFRICA (2.2%)
Consumer Staples (2.2%)
Clicks Group Ltd. (a)	155,000	1,757,426

SPAIN (1.9%)
Consumer Staples (1.9%)
Viscofan SA (a)	26,000	1,546,837

SWITZERLAND (6.4%)
Consumer Staples (2.4%)
Barry Callebaut AG (a)(b)	1,340	1,911,017

Industrials (3.0%)
dormakaba Holding AG, Class B (a)(b)	2,700	2,406,623

Information Technology (1.0%)
Temenos Group AG (b)	8,300	802,330

		5,119,970

THAILAND (2.5%)
Real Estate (2.5%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)(c)	4,054,000	2,034,523

TURKEY (1.1%)
Consumer Staples (1.1%)
BIM Birlesik Magazalar A.S. (a)	43,900	856,190

UNITED KINGDOM (22.2%)
Consumer Discretionary (4.4%)
Dignity PLC	35,500	1,192,982
Fuller Smith & Turner PLC, Class A	86,800	1,165,854
Millennium & Copthorne Hotels PLC	196,600	1,187,766

		3,546,602

Energy (1.2%)
John Wood Group PLC (a)	117,000	944,255

Financials (1.1%)
Rathbone Brothers PLC	23,600	832,626

Health Care (3.4%)
Dechra Pharmaceuticals PLC (a)	85,600	2,002,827
Genus PLC	31,900	727,716

		2,730,543

Industrials (6.8%)
Rotork PLC (a)	504,500	1,541,076
Ultra Electronics Holdings PLC (a)	84,800	2,343,745
Weir Group PLC (The) (a)	64,300	1,556,351

		5,441,172

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen International Small Cap Fund

Information Technology (1.9%)
AVEVA Group PLC (a)	59,200	$1,549,840

Materials (3.4%)
Croda International PLC (a)	30,900	1,507,792
Victrex PLC (a)	47,500	1,236,208

		2,744,000

		17,789,038

UNITED STATES (2.5%)
Consumer Discretionary (2.5%)
Samsonite International SA (a)	482,100	2,018,908

Total Common Stocks		78,247,848

SHORT-TERM INVESTMENT (2.5%)
UNITED STATES (2.5%)
State Street Institutional U.S. Government Money Market Fund (d)	1,972,915	1,972,915

Total Short-Term Investment		1,972,915

Total Investments (Cost $66,984,851) (e)—100.0%		80,220,763

Other Assets in Excess of Liabilities—0.0%		25,665

Net Assets—100.0%		$80,246,428

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	As of July 31, 2017, security is a closed-end fund incorporated in Thailand.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Japanese Equities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.2%) (a)
JAPAN (97.2%)
Consumer Discretionary (16.4%)
Asics Corp.	1,100	$19,995
Denso Corp.	600	28,815
Honda Motor Co. Ltd.	800	22,394
Nitori Holdings Co. Ltd.	200	28,225
Rinnai Corp.	200	18,672
Sekisui House Ltd.	800	13,848
Shimano, Inc.	200	29,322
Stanley Electric Co. Ltd.	600	19,820
Toyota Motor Corp.	600	33,816
USS Co. Ltd.	900	18,181

		233,088

Consumer Staples (15.3%)
Calbee, Inc.	700	29,021
Japan Tobacco, Inc.	1,900	66,023
Pigeon Corp.	1,100	40,773
Seven & i Holdings Co. Ltd.	1,600	64,488
Shiseido Co. Ltd.	500	17,662

		217,967

Financials (7.6%)
AEON Financial Service Co. Ltd.	1,100	23,942
Concordia Financial Group Ltd.	3,100	15,632
Japan Exchange Group, Inc.	1,500	26,921
Suruga Bank Ltd.	1,700	40,994

		107,489

Health Care (9.5%)
Astellas Pharma, Inc.	2,200	28,018
Chugai Pharmaceutical Co. Ltd.	1,000	40,104
Shionogi & Co. Ltd.	400	21,356
Sysmex Corp.	800	45,796

		135,274

Industrials (20.3%)
Amada Holdings Co. Ltd.	4,800	54,821
Daikin Industries Ltd.	400	42,349
East Japan Railway Co.	400	37,513
FANUC Corp.	300	61,337
Makita Corp.	1,100	43,027
Nabtesco Corp.	1,500	48,697

		287,744

Information Technology (11.8%)
Keyence Corp.	200	92,383
SCSK Corp.	600	25,320
Yahoo Japan Corp.	11,000	49,785

		167,488

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Japanese Equities Fund

Materials (8.3%)
Kansai Paint Co. Ltd.	700	$16,012
Nippon Paint Holdings Co. Ltd.	500	19,225
Shin-Etsu Chemical Co. Ltd.	900	82,318

		117,555

Real Estate (4.3%)
Daito Trust Construction Co. Ltd.	200	33,805
Mitsubishi Estate Co. Ltd.	1,500	27,274

		61,079

Telecommunication Services (3.7%)
KDDI Corp.	2,000	52,994

		1,380,678

Total Common Stocks		1,380,678

SHORT-TERM INVESTMENT (3.2%)
UNITED STATES (3.2%)
State Street Institutional U.S. Government Money Market Fund (b)	46,197	46,197

Total Short-Term Investment		46,197

Total Investments (Cost $1,276,289) (c)—100.4%		1,426,875

Liabilities in Excess of Other Assets—(0.4)%		(6,354)

Net Assets—100.0%		$1,420,521

(a)	All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.2%)
Canada (4.2%)
Financials (2.3%)
Canadian Western Bank	1,352	$30,364

Industrials (1.9%)
Ritchie Bros Auctioneers, Inc.	928	26,197

		56,561

Israel (2.4%)
Information Technology (2.4%)
Check Point Software Technologies Ltd. (a)	296	31,311

United States (90.6%)
CONSUMER DISCRETIONARY (12.4%)
BorgWarner, Inc.	718	33,559
PVH Corp.	345	41,155
Service Corp. International	976	33,897
Tiffany & Co.	274	26,170
Whirlpool Corp.	173	30,773

		165,554

CONSUMER STAPLES (8.6%)
Cal-Maine Foods, Inc. (a)	804	30,673
Casey’s General Stores, Inc.	345	36,829
Molson Coors Brewing Co., Class B	522	46,447

		113,949

ENERGY (1.9%)
Core Laboratories NV	251	25,233

FINANCIALS (11.7%)
Bank of the Ozarks, Inc.	707	30,507
CBOE Holdings, Inc.	463	43,767
M&T Bank Corp.	167	27,246
Moody’s Corp.	163	21,456
Regions Financial Corp.	2,277	33,244

		156,220

HEALTH CARE (8.7%)
Cerner Corp. (a)	575	37,013
Globus Medical, Inc., Class A (a)	764	23,493
Henry Schein, Inc. (a)	145	26,420
Teleflex, Inc.	139	28,804

		115,730

INDUSTRIALS (17.7%)
Beacon Roofing Supply, Inc. (a)	799	36,698
CH Robinson Worldwide, Inc.	457	29,979
Equifax, Inc.	221	32,142
Kansas City Southern	354	36,529
Rockwell Automation, Inc.	162	26,735

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

Snap-on, Inc.	251	$38,704
Verisk Analytics, Inc., Class A (a)	406	35,428

		236,215

INFORMATION TECHNOLOGY (12.7%)
Alliance Data Systems Corp.	83	20,039
CDW Corp.	559	35,457
Ellie Mae, Inc. (a)	148	12,909
Genpact Ltd.	1,219	35,351
Littelfuse, Inc.	197	35,496
Manhattan Associates, Inc. (a)	677	29,923

		169,175

MATERIALS (6.7%)
Avery Dennison Corp.	285	26,485
Axalta Coating Systems Ltd. (a)	411	12,946
International Flavors & Fragrances, Inc.	221	29,433
Sonoco Products Co.	422	20,459

		89,323

REAL ESTATE (6.4%)
Digital Realty Trust, Inc., REIT	218	25,144
Healthcare Realty Trust, Inc., REIT	736	24,509
Jones Lang LaSalle, Inc.	282	35,876

		85,529

UTILITIES (3.8%)
American Water Works Co., Inc.	325	26,358
CMS Energy Corp.	518	23,952

		50,310

		1,207,238

Total Common Stocks		1,295,110

SHORT-TERM INVESTMENT (3.4%)
United States (3.4%)
State Street Institutional U.S. Government Money Market Fund (b)	44,509	44,509

Total Short-Term Investment		44,509

Total Investments (Cost $1,173,992) (c)—100.6%		1,339,619

Liabilities in Excess of Other Assets—(0.6)%		(7,431)

Net Assets—100.0%		$1,332,188

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.7%)
CANADA (4.0%)
INDUSTRIALS (4.0%)
Canadian National Railway Co.	90,390	$7,142,618
Ritchie Bros Auctioneers, Inc.	259,375	7,322,156

		14,464,774

UNITED STATES (92.7%)
CONSUMER DISCRETIONARY (10.4%)
BorgWarner, Inc.	198,152	9,261,624
Comcast Corp., Class A	225,833	9,134,945
PVH Corp.	96,185	11,473,909
TJX Cos., Inc. (The)	112,830	7,933,077

		37,803,555

CONSUMER STAPLES (14.8%)
Casey’s General Stores, Inc.	79,506	8,487,266
Costco Wholesale Corp.	53,122	8,420,368
CVS Health Corp.	89,473	7,151,577
Estee Lauder Cos., Inc. (The), Class A	96,580	9,560,454
Molson Coors Brewing Co., Class B	110,093	9,796,075
Philip Morris International, Inc.	87,437	10,204,772

		53,620,512

ENERGY (6.8%)
ConocoPhillips	165,948	7,529,061
EOG Resources, Inc.	102,506	9,752,421
Schlumberger Ltd.	105,267	7,221,316

		24,502,798

FINANCIALS (13.9%)
American International Group, Inc.	129,845	8,498,355
Charles Schwab Corp. (The)	221,975	9,522,728
Intercontinental Exchange, Inc.	180,380	12,033,150
M&T Bank Corp.	45,988	7,502,942
Moody’s Corp.	40,883	5,381,429
Regions Financial Corp.	502,786	7,340,676

		50,279,280

Health Care (7.5%)
Aetna, Inc.	35,884	5,537,260
Baxter International, Inc.	119,429	7,223,066
Gilead Sciences, Inc.	103,150	7,848,683
Globus Medical, Inc., Class A (a)	214,318	6,590,279

		27,199,288

INDUSTRIALS (11.0%)
Beacon Roofing Supply, Inc. (a)	180,630	8,296,336
Equifax, Inc.	65,773	9,566,025
Rockwell Automation, Inc.	43,691	7,210,326
Snap-on, Inc.	46,624	7,189,421

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

Verisk Analytics, Inc., Class A (a)	87,758	$7,657,763

		39,919,871

INFORMATION TECHNOLOGY (19.9%)
Alliance Data Systems Corp.	22,836	5,513,296
Alphabet, Inc., Class A (a)	9,236	8,732,638
CDW Corp.	85,984	5,453,965
Cognizant Technology Solutions Corp., Class A	135,567	9,397,504
Manhattan Associates, Inc. (a)	189,173	8,361,447
Oracle Corp.	250,087	12,486,844
Texas Instruments, Inc.	111,137	9,044,329
Visa, Inc., Class A	131,650	13,107,074

		72,097,097

MATERIALS (6.3%)
Ecolab, Inc.	42,107	5,544,229
Praxair, Inc.	81,478	10,605,176
Sensient Technologies Corp.	92,672	6,891,090

		23,040,495

Real Estate (2.1%)
Jones Lang LaSalle, Inc.	60,296	7,670,857

		336,133,753

Total Common Stocks		350,598,527

SHORT-TERM INVESTMENT (2.7%)
United States (2.7%)
State Street Institutional U.S. Government Money Market Fund (b)	9,836,321	9,836,321

Total Short-Term Investment		9,836,321

Total Investments (Cost $296,748,371) (c)—99.4%		360,434,848

Other Assets in Excess of Liabilities—0.6%		2,059,531

Net Assets—100.0%		$362,494,379

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.0%)
Canada (4.9%)
Financials (2.6%)
Canadian Western Bank	2,225,838	$49,988,742

Industrials (2.3%)
Ritchie Bros Auctioneers, Inc.	1,508,821	42,594,017

		92,582,759

UNITED STATES (93.1%)
Consumer Discretionary (13.0%)
Core-Mark Holding Co., Inc.	1,279,945	46,935,583
Culp, Inc.	1,024,599	30,737,970
Fox Factory Holding Corp. (a)	921,757	35,441,557
G-III Apparel Group Ltd. (a)	1,445,617	37,629,411
La Quinta Holdings, Inc. (a)	1,117,110	16,656,110
LCI Industries	299,062	31,924,868
Lithia Motors, Inc., Class A	257,371	26,573,556
Meredith Corp.	313,322	18,626,993

		244,526,048

Consumer Staples (5.4%)
Cal-Maine Foods, Inc. (a)	1,190,172	45,405,061
J&J Snack Foods Corp.	205,202	26,963,543
WD-40 Co.	267,252	28,502,426

		100,871,030

Energy (1.7%)
Forum Energy Technologies, Inc. (a)	2,392,605	31,702,016

Financials (12.2%)
AMERISAFE, Inc.	428,185	24,727,684
Boston Private Financial Holdings, Inc.	2,570,503	39,457,221
Glacier Bancorp, Inc.	1,370,858	47,870,361
Univest Corp. of Pennsylvania	1,524,740	46,504,570
WisdomTree Investments, Inc.	2,208,911	23,061,031
WSFS Financial Corp.	1,048,566	47,342,755

		228,963,622

Health Care (9.4%)
AMN Healthcare Services, Inc. (a)	635,316	23,443,160
Emergent BioSolutions, Inc. (a)	1,305,162	47,468,742
Globus Medical, Inc., Class A (a)	1,121,949	34,499,932
Prestige Brands Holdings, Inc. (a)	710,815	38,121,009
US Physical Therapy, Inc.	529,743	33,426,783

		176,959,626

Industrials (18.0%)
ABM Industries, Inc.	753,745	33,632,102
Actuant Corp., Class A	1,141,747	27,630,277
Beacon Roofing Supply, Inc. (a)	1,233,089	56,635,778
Curtiss-Wright Corp.	424,515	40,931,736

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

Gibraltar Industries, Inc. (a)	1,384,831	$41,337,205
Heartland Express, Inc.	1,454,680	30,737,388
Multi-Color Corp.	460,309	37,054,875
RBC Bearings, Inc. (a)	293,012	30,279,860
US Ecology, Inc.	789,025	40,950,398

		339,189,619

Information Technology (17.2%)
Ellie Mae, Inc. (a)	319,700	27,884,234
ExlService Holdings, Inc. (a)	891,575	51,310,141
Fair Isaac Corp.	366,371	52,226,186
Insight Enterprises, Inc. (a)	997,043	40,400,183
Littelfuse, Inc.	283,294	51,043,913
Manhattan Associates, Inc. (a)	694,861	30,712,856
OSI Systems, Inc. (a)	461,024	36,868,089
Pegasystems, Inc.	536,562	32,435,173

		322,880,775

Materials (9.4%)
Kaiser Aluminum Corp.	472,215	45,941,797
Neenah Paper, Inc.	345,153	27,577,725
Quaker Chemical Corp.	262,705	37,269,958
Sensient Technologies Corp.	532,435	39,591,867
Silgan Holdings, Inc.	869,121	26,334,366

		176,715,713

Real Estate (4.4%)
Healthcare Realty Trust, Inc., REIT	829,347	27,617,255
Marcus & Millichap, Inc. (a)	1,213,515	31,065,984
Physicians Realty Trust, REIT	1,276,504	23,768,505

		82,451,744

Telecommunication Services (2.4%)
Shenandoah Telecommunications Co.	1,492,023	45,879,707

		1,750,139,900

Total Common Stocks		1,842,722,659

SHORT-TERM INVESTMENT (2.6%)
United States (2.6%)
State Street Institutional U.S. Government Money Market Fund (b)	48,859,401	48,859,401

Total Short-Term Investment		48,859,401

Total Investments (Cost $1,733,868,145) (c)—100.6%		1,891,582,060

Liabilities in Excess of Other Assets—(0.6)%		(10,689,965)

Net Assets—100.0%		$1,880,892,095

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (50.1%)
CHINA (13.7%)
Diversified Financial Services (1.0%)
Export-Import Bank of China (The) (USD), 2.88%, 04/26/2026 (a)	$200,000	$193,074

Diversified Telecommunication Services (2.1%)
Proven Honour Capital Ltd. (USD), 4.13%, 05/19/2025 (a)	400,000	412,708

Electric Utilities (1.1%)
State Grid Overseas Investment 2016 Ltd. (USD), 3.50%, 05/04/2027 (a)	219,000	218,809

Gas Utilities (1.1%)
China Resources Gas Group Ltd. (USD), 4.50%, 04/05/2022 (a)	200,000	212,255

Oil, Gas & Consumable Fuels (5.4%)
CNOOC Nexen Finance 2014 ULC (USD), 4.25%, 04/30/2024	256,000	270,069
CNPC General Capital Ltd. (USD), 2.75%, 05/14/2019 (a)	200,000	201,470
Sinopec Capital 2013 Ltd. (USD), 3.13%, 04/24/2023 (a)	350,000	350,700
Sinopec Group Overseas Development 2013 Ltd. (USD), 4.38%, 10/17/2023 (a)	200,000	214,142

		1,036,381

Real Estate (1.2%)
China Overseas Finance Cayman III Ltd. (USD), 5.38%, 10/29/2023 (a)	200,000	222,143

Semiconductors (1.8%)
Semiconductor Manufacturing International Corp. (USD), 4.13%, 10/07/2019 (a)	330,000	337,487

		2,632,857

HONG KONG (7.4%)
Commercial Services & Supplies (1.6%)
HPHT Finance 15 Ltd. (USD), 2.88%, 03/17/2020 (a)	318,000	319,787

Diversified Holding Companies (2.2%)
CK Hutchison International 17 Ltd. (USD), 2.88%, 04/05/2022 (a)	200,000	201,960
Hutchison Whampoa International 11 Ltd. (USD), 4.63%, 01/13/2022 (a)	200,000	214,993

		416,953

Electric Utilities (1.0%)
Hongkong Electric Finance Ltd. (USD), 2.88%, 05/03/2026 (a)	200,000	193,150

Real Estate (1.1%)
Hongkong Land Finance Cayman Islands Co. Ltd. (The) (USD), 4.50%, 06/01/2022	200,000	216,747

Real Estate Investment Trust (REIT) Funds (1.5%)
Champion MTN Ltd. (USD), 3.75%, 01/17/2023 (a)	278,000	282,510

		1,429,147

INDIA (17.4%)
Commercial Banks (8.5%)
Axis Bank Ltd., Series 3 (INR), 7.60%, 10/20/2023	50,000,000	784,338
ICICI Bank Ltd. (INR), 9.15%, 08/06/2024	50,000,000	856,092

		1,640,430

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

Diversified Financial Services (4.2%)
Housing Development Finance Corp. Ltd. (INR), 8.65%, 09/18/2020	$50,000,000	$806,253

Diversified Telecommunication Services (1.1%)
Bharti Airtel International Netherlands BV (USD), 5.13%, 03/11/2023 (a)	200,000	210,735

Electric Utilities (1.1%)
NTPC Ltd. (USD), 4.25%, 02/26/2026 (a)	200,000	207,165

Oil, Gas & Consumable Fuels (2.5%)
Bharat Petroleum Corp. Ltd. (USD), 4.63%, 10/25/2022 (a)	200,000	213,400
Reliance Industries Ltd. (USD), 4.13%, 01/28/2025 (a)	260,000	269,386

		482,786

		3,347,369

MALAYSIA (1.8%)
Commercial Banks (1.8%)
Cagamas Global PLC (CNH), 3.70%, 09/22/2017	1,000,000	148,578
Malayan Banking Bhd (USD), 3.91%, 10/29/2026 (a)(b)	200,000	204,893

		353,471

REPUBLIC OF SOUTH KOREA (3.8%)
Commercial Banks (1.1%)
Shinhan Bank Co. Ltd. (USD), 2.88%, 03/28/2022 (a)	200,000	200,894

Diversified Financial Services (0.5%)
Hyundai Capital Services, Inc. (USD), 2.63%, 09/29/2020 (a)	100,000	99,927

Gas Utilities (1.2%)
Korea Gas Corp. (USD), 2.75%, 07/20/2022 (a)	235,000	235,326

Oil, Gas & Consumable Fuels (1.0%)
Korea National Oil Corp. (USD), 2.00%, 10/24/2021 (a)	200,000	194,743

		730,890

SINGAPORE (1.1%)
Commercial Banks (1.1%)
United Overseas Bank Ltd. (USD), 3.50%, 09/16/2026 (a)(b)	200,000	203,755

THAILAND (4.0%)
Chemicals (1.6%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022 (a)	280,000	297,137

Commercial Banks (2.4%)
Bangkok Bank PCL (USD), 9.03%, 03/15/2029 (a)	50,000	70,387
Krung Thai Bank PCL (USD), 5.20%, 12/26/2024 (a)(b)	379,000	393,562

		463,949

		761,086

UNITED KINGDOM (0.9%)
Commercial Banks (0.9%)
HSBC Holdings PLC (USD), 6.38%, 03/30/2025 (b)(c)	170,000	182,537

Total Corporate Bonds		9,641,112

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

GOVERNMENT BONDS (45.9%)
CHINA (9.3%)
China Government Bond
Series 1604 (CNY), 2.85%, 01/28/2026 (d)	$1,700,000	$236,157
Series 1110 (CNY), 4.15%, 04/28/2031 (d)	10,000,000	1,561,823

		1,797,980

INDIA (6.6%)
India Government Bond
(INR), 8.27%, 06/09/2020	50,000,000	815,962
(INR), 8.08%, 08/02/2022	260,000	4,296
(INR), 8.40%, 07/28/2024	6,280,000	106,084
(INR), 7.88%, 03/19/2030	20,000,000	334,366

		1,260,708

INDONESIA (17.0%)
Indonesia Government International Bond (USD), 5.25%, 01/08/2047 (a)	200,000	221,049
Indonesia Treasury Bond
Series FR69 (IDR), 7.88%, 04/15/2019	9,400,000,000	721,519
Series FR61 (IDR), 7.00%, 05/15/2022	13,955,000,000	1,057,832
Series FR56 (IDR), 8.38%, 09/15/2026	3,500,000,000	284,092
Series FR74 (IDR), 7.50%, 08/15/2032	4,500,000,000	341,283
Series FR72 (IDR), 8.25%, 05/15/2036	8,000,000,000	636,746

		3,262,521

MALAYSIA (9.6%)
Malaysia Government Bond
Series 0515 (MYR), 3.76%, 03/15/2019	2,100,000	493,533
Series 0315 (MYR), 3.66%, 10/15/2020	2,800,000	654,761
Series 0216 (MYR), 4.74%, 03/15/2046	3,000,000	695,868

		1,844,162

SRI LANKA (3.4%)
Sri Lanka Government Bond
Series A (LKR), 10.75%, 01/15/2019	46,000,000	302,598
(LKR), 10.60%, 09/15/2019	55,000,000	359,482

		662,080

Total Government Bonds		8,827,451

SHORT-TERM INVESTMENT (1.0%)
UNITED STATES (1.0%)
State Street Institutional U.S. Government Money Market Fund (e)	183,970	183,970

Total Short-Term Investment		183,970

Total Investments (Cost $18,471,214) (f)—97.0%		18,652,533

Other Assets in Excess of Liabilities—3.0%		581,183

Net Assets—100.0%		$19,233,716

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

At July 31, 2017, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-10 year	70	09/20/2017	$17,137
United States Treasury Note 6%-10 year	(5)	09/20/2017	129
United States Treasury Note 6%-Ultra Long	3	09/20/2017	(5,695)
United States Treasury Note 6%-2 year	6	09/29/2017	346
United States Treasury Note 6%-5 year	(158)	09/29/2017	(31,896)

			$(19,979)

At July 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
Chinese Yuan Renminbi /United States Dollar
09/13/2017	BNP Paribas	CNY	2,774,400	USD	400,000	$411,375	$11,375
Chinese Yuan Renminbi Offshore/United States Dollar
08/04/2017	Goldman Sachs	CNH	6,911,500	USD	1,000,000	1,027,394	27,394
Japanese Yen/United States Dollar
09/29/2017	UBS	JPY	44,676,000	USD	400,000	406,326	6,326
Philippine Peso/United States Dollar
10/27/2017	UBS	PHP	46,007,100	USD	900,000	908,642	8,642
Singapore Dollar/United States Dollar
09/08/2017	Goldman Sachs	SGD	3,243,940	USD	2,350,000	2,395,152	45,152
South Korean Won/United States Dollar
09/29/2017	Goldman Sachs	KRW	4,217,430,000	USD	3,700,000	3,773,423	73,423
09/29/2017	Royal Bank of Canada	KRW	229,236,180	USD	200,000	205,103	5,103
Thai Baht/United States Dollar
11/10/2017	UBS	THB	55,522,500	USD	1,650,000	1,671,926	21,926

						$10,799,341	$199,341

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
08/04/2017	Goldman Sachs	USD	702,000	CNH	4,813,633	$715,546	$(13,546)
08/04/2017	Standard Chartered Bank	USD	100,000	CNH	684,732	101,785	(1,785)
United States Dollar/Hong Kong Dollar
08/18/2017	UBS	USD	1,300,000	HKD	10,124,920	1,296,844	3,156
United States Dollar/South Korean Won
09/29/2017	Goldman Sachs	USD	1,000,000	KRW	1,141,500,000	1,021,324	(21,324)
09/29/2017	Standard Chartered Bank	USD	500,000	KRW	561,150,000	502,073	(2,073)

						$3,637,572	$(35,572)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (9.9%)
BRAZIL (1.9%)
Engineering & Construction (0.1%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)(b)	$200,000	$12,000

Metals & Mining (0.9%)
VM Holding SA (USD), 5.38%, 05/04/2027 (a)	200,000	207,500

Oil, Gas & Consumable Fuels (0.9%)
Petrobras Global Finance BV (USD), 6.25%, 03/17/2024	190,000	198,075

		417,575

CHILE (1.4%)
Airlines (0.5%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 11/15/2027 (c)	111,185	110,907

Electric Utilities (0.9%)
Empresa Electrica Angamos SA (USD), 4.88%, 05/25/2029 (a)(c)	200,000	203,951

		314,858

KAZAKHSTAN (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(c)	200,000	196,040

KUWAIT (1.0%)
Diversified Financial Services (1.0%)
Equate Petrochemical BV (USD), 4.25%, 11/03/2026 (a)	200,000	207,540

MOROCCO (1.5%)
Chemicals (1.5%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	300,000	333,534

PANAMA (0.9%)
Commercial Banks (0.9%)
Global Bank Corp. (USD), 4.50%, 10/20/2021 (a)	200,000	203,900

PERU (0.5%)
Metals & Mining (0.5%)
Southern Copper Corp. (USD), 5.88%, 04/23/2045	98,000	107,885

RUSSIA (0.9%)
Diversified Telecommunication Services (0.9%)
VimpelCom Holdings BV (USD), 4.95%, 06/16/2024 (a)	200,000	201,250

UNITED ARAB EMIRATES (0.9%)
Real Estate (0.9%)
MAF Global Securities Ltd. (USD), 5.50%, 09/07/2022 (a)(d)(e)	200,000	202,500

Total Corporate Bonds		2,185,082

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

GOVERNMENT BONDS (70.3%)
ARGENTINA (6.2%)
Argentina POM Politica Monetaria (ARS), 26.25%, 06/21/2020 (e)	$478,504	$27,806
Argentine Bonos del Tesoro (ARS), 16.00%, 10/17/2023	1,863,069	107,132
Argentine Republic Government International Bond
(USD), 5.63%, 01/26/2022	237,000	242,925
(USD), 7.50%, 04/22/2026	640,000	688,960
(EUR), 7.82%, 12/31/2033 (c)	137,610	170,853
(USD), 8.28%, 12/31/2033 (c)	56,082	60,989
(USD), 0.00%, 12/15/2035 (e)	600,000	55,200

		1,353,865

ARMENIA (1.0%)
Republic of Armenia International Bond (USD), 7.15%, 03/26/2025 (a)	200,000	220,376

BAHRAIN (1.0%)
Bahrain Government International Bond (USD), 7.00%, 10/12/2028 (a)	210,000	215,827

BRAZIL (4.1%)
Brazil Notas do Tesouro Nacional, Series F (BRL), 10.00%, 01/01/2025	1,010,000	325,782
Brazil Notas do Tesouro Nacional, Series F (BRL), 10.00%, 01/01/2027	1,480,000	474,953
Brazilian Government International Bond (USD), 4.88%, 01/22/2021	100,000	106,000

		906,735

CROATIA (0.5%)
Croatia Government International Bond (USD), 6.63%, 07/14/2020 (a)	100,000	110,550

DOMINICAN REPUBLIC (3.6%)
Dominican Republic International Bond
(USD), 5.88%, 04/18/2024 (a)(c)	200,000	215,000
(USD), 6.88%, 01/29/2026 (a)	290,000	329,875
(USD), 7.45%, 04/30/2044 (a)	100,000	117,250
(USD), 6.85%, 01/27/2045 (a)	120,000	131,400

		793,525

ECUADOR (3.0%)
Ecuador Government International Bond
(USD), 10.75%, 03/28/2022 (a)	420,000	454,650
(USD), 8.75%, 06/02/2023 (a)	200,000	200,000

		654,650

EGYPT (0.9%)
Egypt Government International Bond (USD), 6.13%, 01/31/2022 (a)	200,000	206,280

EL SALVADOR (1.6%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	340,000	307,275
(USD), 7.65%, 06/15/2035 (a)	40,000	37,200

		344,475

ETHIOPIA (0.9%)
Ethiopia International Bond (USD), 6.63%, 12/11/2024 (a)	200,000	201,000

GHANA (1.7%)
Ghana Government International Bond (USD), 10.75%, 10/14/2030 (a)(c)	300,000	373,923

HONDURAS (1.5%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)(c)	290,000	324,806

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

HUNGARY (0.5%)
Hungary Government International Bond (USD), 6.38%, 03/29/2021	$100,000	$112,676

INDONESIA (3.7%)
Indonesia Government International Bond (USD), 5.88%, 01/15/2024 (a)	410,000	468,962
Indonesia Treasury Bond
Series FR68 (IDR), 8.38%, 03/15/2034	2,600,000,000	209,967
Series FR72 (IDR), 8.25%, 05/15/2036	1,690,000,000	134,513

		813,442

IVORY COAST (0.8%)
Ivory Coast Government International Bond (USD), 5.75%, 12/31/2032 (a)(c)(f)	176,730	173,231

JORDAN (0.9%)
Jordan Government International Bond (USD), 6.13%, 01/29/2026 (a)	200,000	205,254

MEXICO (2.3%)
Mexico Government International Bond (USD), 6.05%, 01/11/2040	424,000	503,288

MONGOLIA (1.1%)
Mongolia Government International Bond (USD), 10.88%, 04/06/2021 (a)	200,000	231,714

NAMIBIA (1.0%)
Namibia International Bonds (USD), 5.25%, 10/29/2025 (a)	220,000	226,919

NIGERIA (1.0%)
Nigeria Government International Bond (USD), 7.88%, 02/16/2032 (a)	200,000	220,660

PARAGUAY (2.5%)
Paraguay Government International Bond
(USD), 4.70%, 03/27/2027 (a)	200,000	207,750
(USD), 6.10%, 08/11/2044 (a)	300,000	336,714

		544,464

PERU (1.6%)
Peru Government Bond (PEN), 6.15%, 08/12/2032 (a)	180,000	56,869
Peruvian Government International Bond
(USD), 7.13%, 03/30/2019	80,000	87,200
(PEN), 6.95%, 08/12/2031 (a)	630,000	214,740

		358,809

RUSSIA (1.9%)
Russian Federal Bond—OFZ, Series 6218 (RUB), 8.50%, 09/17/2031	11,600,000	205,750
Russian Foreign Bond—Eurobond (USD), 5.25%, 06/23/2047 (a)	200,000	201,733

		407,483

RWANDA (1.2%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	250,000	257,170

SENEGAL (1.0%)
Senegal Government International Bond (USD), 6.25%, 07/30/2024 (a)	200,000	213,000

SERBIA (3.0%)
Serbia International Bond (USD), 7.25%, 09/28/2021 (a)	560,000	649,342

SOUTH AFRICA (1.9%)
Republic of South Africa Government International Bond (USD), 5.88%, 05/30/2022	390,000	427,988

SRI LANKA (0.5%)
Sri Lanka Government International Bond (USD), 6.25%, 10/04/2020 (a)	100,000	106,325

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

TANZANIA (0.6%)
Tanzania Government International Bond (USD), 7.42%, 03/09/2020 (a)(c)(e)	$133,334	$139,001

TURKEY (8.1%)
Turkey Government Bond (TRY), 11.00%, 03/02/2022	1,450,000	418,394
Turkey Government International Bond
(USD), 7.38%, 02/05/2025	290,000	338,671
(USD), 4.88%, 10/09/2026	550,000	548,625
(USD), 6.00%, 03/25/2027	440,000	473,764

		1,779,454

UKRAINE (4.6%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2020 (a)	100,000	103,750
(USD), 7.75%, 09/01/2021 (a)	200,000	206,500
(USD), 7.75%, 09/01/2024 (a)	500,000	499,485
(USD), 7.75%, 09/01/2026 (a)	120,000	118,056
(USD), 0.00%, 05/31/2040 (a)(e)	165,000	72,270

		1,000,061

UNITED ARAB EMIRATES (0.9%)
Emirate of Dubai Government International Bonds (USD), 5.25%, 01/30/2043 (a)	200,000	201,232

URUGUAY (2.9%)
Uruguay Government International Bond
(UYU), 9.88%, 06/20/2022 (a)	5,870,000	220,834
(USD), 4.38%, 10/27/2027 (c)	80,000	85,520
(USD), 5.10%, 06/18/2050 (c)	314,905	325,139

		631,493

VENEZUELA (0.8%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (a)	490,000	187,425

VIETNAM (0.5%)
Vietnam Government International Bond (USD), 6.75%, 01/29/2020 (a)	110,000	119,905

ZAMBIA (1.0%)
Zambia Government International Bond (USD), 8.97%, 07/30/2027 (a)(c)	200,000	216,748

Total Government Bonds		15,433,096

GOVERNMENT AGENCIES (13.9%)
AZERBAIJAN (1.2%)
Southern Gas Corridor CJSC (USD), 6.88%, 03/24/2026 (a)(g)	250,000	274,875

BRAZIL (0.7%)
Caixa Economica Federal (USD), 4.25%, 05/13/2019 (a)	150,000	152,550

GEORGIA (2.0%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	400,000	439,000

INDONESIA (1.5%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	290,000	319,803

KAZAKHSTAN (1.0%)
Kazakhstan Temir Zholy National Co. JSC (USD), 6.38%, 10/06/2020 (a)	200,000	214,500

MEXICO (3.9%)
Petroleos Mexicanos

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(USD), 4.88%, 03/11/2022 (a)(e)	$190,000	$206,625
(USD), 6.63%, 06/15/2038	170,000	176,800
(USD), 6.38%, 01/23/2045	70,000	70,490
(USD), 5.63%, 01/23/2046	340,000	312,167
(USD), 6.75%, 09/21/2047	80,000	84,160

		850,242

RUSSIA (1.0%)
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	200,000	210,004

TUNISIA (1.0%)
Banque Centrale de Tunisie International Bond (USD), 5.75%, 01/30/2025 (a)	240,000	230,506

UNITED ARAB EMIRATES (0.9%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	200,000	209,000

VENEZUELA (0.7%)
Petroleos de Venezuela SA (USD), 6.00%, 05/16/2024 (a)(c)	464,999	154,030

Total Government Agencies		3,054,510

SHORT-TERM INVESTMENT (4.6%)
UNITED STATES (4.6%)
State Street Institutional U.S. Government Money Market Fund (h)	999,536	999,536

Total Short-Term Investment		999,536

Total Investments (Cost $21,343,239) (i)—98.7%		21,672,224

Other Assets in Excess of Liabilities—1.3%		287,615

Net Assets—100.0%		$21,959,839

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Sinkable security.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.
(f)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(g)	This security is government guaranteed.
(h)	Registered investment company advised by State Street Global Advisors.
(i)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Currency
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
PEN	Peruvian Sol
RUB	New Russian Ruble
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

At July 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
08/23/2017	Citibank	BRL	355,000	USD	106,638	$113,417	$6,779
New Russian Ruble/United States Dollar
08/23/2017	Goldman Sachs	RUB	12,038,000	USD	201,953	200,540	(1,413)

						$313,957	$5,366

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/23/2017	Citibank	USD	88,327	BRL	297,000	$94,887	$(6,560)
08/23/2017	UBS	USD	398,296	BRL	1,265,000	404,149	(5,853)
United States Dollar/Colombian Peso
08/23/2017	Goldman Sachs	USD	233,301	COP	684,569,000	228,733	4,568
United States Dollar/Euro
10/13/2017	Citibank	USD	154,508	EUR	135,000	160,428	(5,920)
United States Dollar/Hungarian Forint
10/13/2017	Goldman Sachs	USD	227,025	HUF	61,142,000	238,861	(11,836)
United States Dollar/New Russian Ruble
08/23/2017	Goldman Sachs	USD	209,367	RUB	12,038,000	200,540	8,827
United States Dollar/South Korean Won
08/23/2017	Goldman Sachs	USD	213,082	KRW	239,599,000	214,207	(1,125)

						$1,541,805	$(17,899)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

	Shares or Principal Amount	Value (US$)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.5%)
UNITED KINGDOM (0.7%)
Paragon Mortgages No 8 PLC, Series 8, Class B1B, (EUR), 0.87%, 04/15/2044 (a)(b)	$90,751	$103,912

UNITED STATES (0.8%)
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D (USD), 4.39%, 01/05/2043 (a)(b)	138,000	111,477

Total Commercial Mortgage-Backed Securities		215,389

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.2%)
UNITED STATES (0.2%)
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 3.42%, 12/26/2037 (a)(b)	16,533	15,313
JP Morgan Resecuritization Trust, Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	7,000	7,055

		22,368

Total Residential Mortgage-Backed Securities		22,368

CORPORATE BONDS (84.0%)
AUSTRALIA (2.8%)
Commercial Banks (1.8%)
National Australia Bank Ltd. (USD), 2.25%, 03/16/2021 (a)	250,000	250,729

Metals & Mining (1.0%)
BHP Billiton Finance Ltd. (EUR), 4.75%, 04/22/2076 (a)(b)	100,000	130,810

		381,539

BRAZIL (1.5%)
Food Products (1.5%)
Marfrig Holdings Europe BV (USD), 6.88%, 06/24/2019 (a)	200,000	206,000

CANADA (1.5%)
Metals & Mining (0.5%)
Glencore Canada Financial Corp. (GBP), 7.38%, 05/27/2020 (a)	50,000	76,446

Oil, Gas & Consumable Fuels (1.0%)
Cenovus Energy, Inc.
(USD), 3.00%, 08/15/2022	80,000	77,689
(USD), 4.25%, 04/15/2027 (a)	57,000	55,701

		133,390

		209,836

CHINA (1.8%)
Commercial Banks (1.8%)
Industrial & Commercial Bank of China Ltd. (USD), 2.45%, 10/20/2021	250,000	246,831

FRANCE (4.3%)
Commercial Banks (1.5%)
Societe Generale SA (EUR), 9.38%, 09/04/2019 (a)(b)(c)	150,000	208,290

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Insurance (2.8%)
AXA SA (USD), 6.46%, 12/14/2018 (a)(b)(c)	$230,000	$237,762
CNP Assurances (GBP), 7.38%, 09/30/2041 (a)(b)	100,000	156,647

		394,409

		602,699

GERMANY (3.4%)
Auto Manufacturers (1.2%)
Daimler Finance North America LLC (USD), 1.93%, 10/30/2019 (a)(b)	160,000	160,823

Diversified Telecommunication Services (1.2%)
Deutsche Telekom International Finance BV (USD), 2.82%, 01/19/2022 (a)	170,000	171,928

Insurance (1.0%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (GBP), 7.63%, 06/21/2028 (b)	100,000	139,319

		472,070

HONG KONG (0.9%)
Holding Companies-Diversified Operations (0.9%)
Hutchison Whampoa Europe Finance 13 Ltd. (EUR), 3.75%, 05/10/2018 (a)(b)(c)	100,000	120,932

ITALY (3.2%)
Commercial Banks (1.0%)
Intesa Sanpaolo SpA (USD), 6.50%, 02/24/2021 (a)	120,000	134,756

Diversified Telecommunication Services (2.2%)
Telecom Italia Capital SA (USD), 7.18%, 06/18/2019	100,000	108,750
Wind Acquisition Finance SA (USD), 4.75%, 07/15/2020 (a)	200,000	202,250

		311,000

		445,756

KUWAIT (1.4%)
Diversified Financial Services (1.4%)
Equate Petrochemical BV (USD), 3.00%, 03/03/2022 (a)	200,000	199,274

LUXEMBOURG (1.5%)
Diversified Telecommunication Services (1.5%)
Altice Luxembourg SA (USD), 7.75%, 05/15/2022 (a)	200,000	212,500

MEXICO (0.9%)
Diversified Telecommunication Services (0.9%)
America Movil SAB de CV, Series A (EUR), 5.13%, 09/06/2073 (a)(b)	100,000	124,003

NETHERLANDS (8.0%)
Auto Manufacturers (0.9%)
Volkswagen International Finance NV (EUR), 3.88%, 09/04/2018 (a)(b)(c)	110,000	133,474

Commercial Banks (4.4%)
Cooperatieve Rabobank UA
(USD), 11.00%, 06/30/2019 (a)(b)(c)	140,000	162,064
(AUD), 4.25%, 10/13/2021 (a)	100,000	84,100
ING Bank NV (GBP), 6.88%, 05/29/2023 (b)	115,000	158,526
ING Groep NV (USD), 2.45%, 03/29/2022 (b)	200,000	203,061

		607,751

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Diversified Telecommunication Services (0.9%)
Koninklijke KPN NV (EUR), 6.13%, 09/14/2018 (a)(b)(c)	$100,000	$125,187

Real Estate (1.8%)
ATF Netherlands BV (EUR), 1.50%, 05/03/2022 (a)	100,000	120,412
Vonovia Finance BV (EUR), 4.00%, 12/17/2021 (a)(b)(c)	100,000	127,855

		248,267

		1,114,679

RUSSIA (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Gazprom OAO Via Gaz Capital SA (USD), 8.15%, 04/11/2018 (a)	100,000	103,701
Lukoil International Finance BV (USD), 3.42%, 04/24/2018 (a)	200,000	201,300

		305,001

SWEDEN (0.9%)
Auto Manufacturers (0.9%)
Volvo Treasury AB (EUR), 4.20%, 06/10/2075 (a)(b)	100,000	127,851

SWITZERLAND (1.4%)
Insurance (0.7%)
Zurich Finance UK PLC (GBP), 6.63%, 10/02/2022 (b)(c)	57,000	90,072

Metals & Mining (0.7%)
Glencore Finance Canada Ltd. (USD), 2.70%, 10/25/2017 (a)	100,000	100,199

		190,271

UNITED KINGDOM (13.2%)
Auto Manufacturers (1.1%)
Jaguar Land Rover Automotive PLC (USD), 5.63%, 02/01/2023 (a)	150,000	155,812

Commercial Banks (6.6%)
Barclays Bank PLC (GBP), 6.75%, 01/16/2023 (b)	50,000	67,524
HBOS Capital Funding LP (GBP), 6.46%, 11/30/2018 (a)(b)(c)	50,000	69,929
HSBC Holdings PLC
(GBP), 6.38%, 10/18/2022 (b)	200,000	266,562
(USD), 3.26%, 03/13/2023 (b)	200,000	204,828
Royal Bank of Scotland Group PLC (USD), 6.99%, 10/05/2017 (a)(b)(c)	100,000	113,875
Standard Chartered PLC (USD), 2.10%, 08/19/2019 (a)	200,000	199,818

		922,536

Electric Utilities (1.0%)
SSE PLC (GBP), 3.88%, 09/10/2020 (a)(b)(c)	100,000	136,307

Food Products (1.0%)
Tesco PLC (GBP), 5.50%, 12/13/2019	100,000	143,922

Household Products/Wares (1.5%)
Reckitt Benckiser Treasury Services PLC (USD), 1.86%, 06/24/2022 (a)(b)	200,000	200,473

Insurance (1.0%)
Aviva PLC (GBP), 6.88%, 11/21/2019 (b)(c)	40,000	58,054
Legal & General Group PLC (GBP), 10.00%, 07/23/2041 (b)	50,000	86,199

		144,253

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Oil, Gas & Consumable Fuels (1.0%)
BG Energy Capital PLC (GBP), 6.50%, 11/30/2072 (a)(b)	$100,000	$134,277

		1,837,580

UNITED STATES (35.1%)
Auto Manufacturers (0.7%)
General Motors Financial Co., Inc. (USD), 2.65%, 04/13/2020	95,000	95,976

Chemicals (1.2%)
Sherwin-Williams Co. (The) (USD), 2.25%, 05/15/2020	160,000	160,954

Commercial Banks (7.1%)
Bank of America Corp. (USD), 2.49%, 10/21/2022 (b)	140,000	142,353
Capital One Financial Corp. (USD), 2.50%, 05/12/2020	75,000	75,670
Citigroup, Inc., Series MPLE (CAD), 3.39%, 11/18/2021	100,000	82,649
Goldman Sachs Group, Inc. (The) (USD), 2.35%, 11/15/2021 (b)	140,000	141,481
JPMorgan Chase & Co.
Series V (USD), 5.00%, 07/01/2019 (b)(c)	60,000	61,193
(USD), 2.78%, 04/25/2023 (b)	160,000	160,731
Morgan Stanley (USD), 2.71%, 10/24/2023 (b)	150,000	152,952
Wells Fargo & Co. (USD), 3.07%, 01/24/2023	170,000	173,059

		990,088

Computers & Peripherals (2.8%)
Apple, Inc. (USD), 1.68%, 02/09/2022 (b)	170,000	172,241
Dell International LLC / EMC Corp. (USD), 3.48%, 06/01/2019 (a)	130,000	133,082
EMC Corp. (USD), 1.88%, 06/01/2018	80,000	79,708

		385,031

Diversified Financial Services (3.7%)
AIG Global Funding (USD), 2.15%, 07/02/2020 (a)	31,000	31,067
American Express Credit Corp. (USD), 1.88%, 10/30/2019 (b)	150,000	150,848
Ford Motor Credit Co. LLC (USD), 5.75%, 02/01/2021	200,000	220,367
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	100,000	113,438

		515,720

Diversified Telecommunication Services (2.8%)
AT&T, Inc.
(USD), 3.20%, 03/01/2022	100,000	102,154
(EUR), 0.52%, 09/04/2023 (b)	100,000	119,891
Verizon Communications, Inc. (USD), 2.25%, 03/16/2022 (b)	159,000	161,136

		383,181

Electric Utilities (2.6%)
Dominion Energy, Inc. (USD), 2.96%, 07/01/2019 (d)	155,000	157,775
Exelon Corp. (USD), 3.50%, 06/01/2022	69,000	71,444
Southern Power Co., Series D (USD), 1.95%, 12/15/2019	129,000	128,485

		357,704

Energy Equipment & Services (1.4%)
Energy Transfer LP (USD), 5.20%, 02/01/2022	50,000	54,279
Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	22,000	22,572
MPLX LP (USD), 4.50%, 07/15/2023	55,000	58,661
Sabine Pass Liquefaction LLC
(USD), 5.00%, 03/15/2027	21,000	22,489

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

(USD), 4.20%, 03/15/2028	$37,000	$37,582

		195,583

Food Products (0.5%)
Kroger Co. (The) (USD), 1.50%, 09/30/2019	75,000	74,145

Gas Utilities (0.3%)
Sempra Energy (USD), 1.63%, 10/07/2019	41,000	40,802

Information Technology Services (0.3%)
Texas Instruments, Inc. (USD), 2.63%, 05/15/2024	36,000	36,013

Insurance (0.4%)
American International Group, Inc. (USD), 4.13%, 02/15/2024	50,000	53,153

Internet (1.3%)
eBay, Inc. (USD), 2.18%, 01/30/2023 (b)	180,000	181,040

Machinery-Construction & Mining (1.0%)
Caterpillar Financial Services Corp. (USD), 1.40%, 12/06/2018 (b)	140,000	140,054

Media (1.6%)
CBS Corp. (USD), 2.30%, 08/15/2019	80,000	80,556
Time Warner, Inc. (USD), 4.75%, 03/29/2021	100,000	108,074
Walt Disney Co. (The) (USD), 7.55%, 07/15/2093	25,000	30,032

		218,662

Oil & Gas Services (0.7%)
Halliburton Co. (USD), 3.50%, 08/01/2023	98,000	101,669

Oil, Gas & Consumable Fuels (1.1%)
Marathon Oil Corp. (USD), 2.80%, 11/01/2022	110,000	107,869
Phillips 66 (USD), 2.05%, 04/15/2020 (a)(b)	49,000	49,097

		156,966

Pharmaceutical (2.2%)
AbbVie, Inc. (EUR), 0.38%, 11/18/2019	140,000	167,337
Shire Acquisitions Investments Ireland DAC (USD), 1.90%, 09/23/2019	140,000	139,859

		307,196

Real Estate Investment Trust (REIT) Funds (0.3%)
Crown Castle International Corp. (USD), 2.25%, 09/01/2021	47,000	46,456

Retail (0.3%)
CVS Health Corp. (USD), 3.50%, 07/20/2022	43,000	44,946

Semiconductors (1.7%)
Broadcom Corp. / Broadcom Cayman Finance Ltd. (USD), 2.38%, 01/15/2020 (a)	170,000	171,017
Intel Corp. (USD), 2.88%, 05/11/2024	70,000	70,857

		241,874

Transportation (1.1%)
Penske Truck Leasing Co. LP / PTL Finance Corp. (USD), 3.38%, 02/01/2022 (a)	150,000	155,057

		4,882,270

Total Corporate Bonds		11,679,092

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

GOVERNMENT BONDS (4.4%)
SERBIA (1.5%)
Serbia International Bond (USD), 5.25%, 11/21/2017 (a)	$200,000	$201,964

SWEDEN (1.4%)
Svensk Exportkredit AB (USD), 2.88%, 11/14/2023 (a)(b)	200,000	199,704

TURKEY (1.5%)
Turkey Government International Bond (USD), 6.75%, 04/03/2018	200,000	205,886

Total Government Bonds		607,554

GOVERNMENT AGENCIES (2.0%)
INDIA (1.4%)
Export-Import Bank of India (USD), 2.75%, 04/01/2020 (a)	200,000	200,405

MEXICO (0.6%)
Petroleos Mexicanos (USD), 4.88%, 03/11/2022 (a)(b)	78,000	84,825

Total Government Agencies		285,230

SHORT-TERM INVESTMENT (2.6%)
UNITED STATES (2.6%)
State Street Institutional U.S. Government Money Market Fund (e)	364,351	364,351

Total Short-Term Investment		364,351

Total Investments (Cost $12,921,047) (f)—94.7%		13,173,984

Other Assets in Excess of Liabilities—5.3%		737,404

Net Assets—100.0%		$13,911,388

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CZK	Czech Koruna
EUR	Euro Currency
GBP	British Pound Sterling
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

USD	U.S. Dollar

At July 31, 2017, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
30 Day Federal Funds Futures	(34)	10/31/2017	$(3,622)
30 Day Federal Funds Futures	34	09/29/2017	629
Canadian Government Bond-10 year	6	09/20/2017	(12,811)
Euro Bobl Futures	(2)	09/07/2017	2,222
Euro BTP Futures	(2)	09/07/2017	1,820
Euro Bund Futures	6	09/07/2017	(17,151)
Euro OAT Futures	(9)	09/07/2017	10,828
Euro Schatz Futures	(7)	09/07/2017	(12)
Long Gilt Futures	(10)	09/27/2017	(1,877)
United States Treasury Note 6%-10 year	(5)	09/20/2017	(285)
United States Treasury Note 6%-2 year	(8)	09/29/2017	606
United States Treasury Note 6%-5 year	(35)	09/29/2017	(59)
United States Treasury Note 6%-Ultra Long	1	09/20/2017	(1,502)
United States Treasury Note 6%-Ultra Long	(6)	09/20/2017	(2,221)

			$(23,435)

At July 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
08/23/2017	JPMorgan Chase	AUD	352,000	USD	282,173	$281,528	$(645)
08/23/2017	Morgan Stanley	AUD	20,000	USD	15,232	15,996	764
08/23/2017	Royal Bank of Canada	AUD	21,000	USD	15,772	16,796	1,024
08/23/2017	UBS	AUD	58,829	USD	45,759	47,051	1,292
British Pound/United States Dollar
10/13/2017	JPMorgan Chase	GBP	19,000	USD	24,524	25,129	605
10/13/2017	Royal Bank of Canada	GBP	7,000	USD	9,112	9,258	146
10/13/2017	UBS	GBP	200,000	USD	258,992	264,513	5,521
Canadian Dollar/United States Dollar
08/23/2017	Royal Bank of Canada	CAD	48,000	USD	36,240	38,514	2,274
08/23/2017	UBS	CAD	28,000	USD	21,607	22,466	859
Czech Koruna/United States Dollar
08/23/2017	Barclays Bank	CZK	11,002,000	USD	462,419	500,143	37,724
Euro/United States Dollar
08/23/2017	Barclays Bank	EUR	17,000	USD	19,037	20,146	1,109
08/23/2017	Morgan Stanley	EUR	10,000	USD	11,258	11,851	593
08/23/2017	Royal Bank of Canada	EUR	226,000	USD	258,032	267,828	9,796
08/23/2017	UBS	EUR	57,010	USD	64,001	67,562	3,561
10/13/2017	Barclays Bank	EUR	45,000	USD	52,008	53,476	1,468
Israeli Shekel/United States Dollar
08/23/2017	Morgan Stanley	ILS	1,064,000	USD	296,792	299,027	2,235
Japanese Yen/United States Dollar
08/23/2017	Citibank	JPY	8,430,000	USD	74,502	76,534	2,032

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

New Russian Ruble/United States Dollar
08/23/2017	Citibank	RUB	4,241,000	USD	71,027	$70,651	$(376)
08/23/2017	Morgan Stanley	RUB	17,822,000	USD	302,973	296,896	(6,077)
New Zealand Dollar/United States Dollar
08/23/2017	Morgan Stanley	NZD	236,000	USD	161,919	177,166	15,247
Swedish Krona/United States Dollar
08/23/2017	Citibank	SEK	1,951,000	USD	222,863	241,929	19,066
10/13/2017	Barclays Bank	SEK	70,000	USD	8,476	8,705	229
10/13/2017	Royal Bank of Canada	SEK	55,000	USD	6,709	6,840	131
10/13/2017	UBS	SEK	106,000	USD	12,628	13,182	554
Swiss Franc/United States Dollar
08/23/2017	Morgan Stanley	CHF	222,000	USD	225,112	229,877	4,765

						$3,063,064	$103,897

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
08/23/2017	Citibank	USD	13,470	AUD	17,000	$13,596	$(126)
08/23/2017	Morgan Stanley	USD	51,091	AUD	69,000	55,186	(4,095)
08/23/2017	Royal Bank of Canada	USD	145,330	AUD	195,000	155,960	(10,630)
08/23/2017	UBS	USD	155,151	AUD	206,000	164,758	(9,607)
10/13/2017	Citibank	USD	73,613	AUD	97,000	77,529	(3,916)
United States Dollar/Brazilian Real
08/23/2017	Citibank	USD	142,428	BRL	475,000	151,755	(9,327)
United States Dollar/British Pound
08/23/2017	Barclays Bank	USD	28,546	GBP	22,000	29,047	(501)
08/23/2017	Citibank	USD	6,499	GBP	5,000	6,601	(102)
08/23/2017	JPMorgan Chase	USD	89,482	GBP	69,000	91,100	(1,618)
10/13/2017	Barclays Bank	USD	14,214	GBP	11,000	14,548	(334)
10/13/2017	UBS	USD	2,127,983	GBP	1,645,000	2,175,618	(47,635)
United States Dollar/Canadian Dollar
08/23/2017	JPMorgan Chase	USD	7,437	CAD	10,000	8,024	(587)
08/23/2017	Morgan Stanley	USD	173,586	CAD	230,000	184,544	(10,958)
08/23/2017	UBS	USD	11,053	CAD	15,000	12,035	(982)
10/13/2017	Barclays Bank	USD	80,983	CAD	105,000	84,301	(3,318)
United States Dollar/Chinese Yuan Renminbi Offshore
08/23/2017	JPMorgan Chase	USD	219,831	CNH	1,524,000	226,383	(6,552)
United States Dollar/Euro
08/23/2017	Barclays Bank	USD	28,506	EUR	25,000	29,627	(1,121)
08/23/2017	Morgan Stanley	USD	1,501,704	EUR	1,353,000	1,603,413	(101,709)
08/23/2017	UBS	USD	144,430	EUR	128,000	151,690	(7,260)
10/13/2017	Barclays Bank	USD	13,756	EUR	12,000	14,260	(504)
10/13/2017	Citibank	USD	10,322	EUR	9,000	10,695	(373)
10/13/2017	Royal Bank of Canada	USD	1,518,080	EUR	1,324,000	1,573,385	(55,305)
10/13/2017	UBS	USD	129,701	EUR	113,000	134,284	(4,583)
United States Dollar/Israeli Shekel
08/23/2017	Morgan Stanley	USD	301,813	ILS	1,064,000	299,027	2,786
United States Dollar/Japanese Yen
08/23/2017	Barclays Bank	USD	218,629	JPY	24,240,000	220,070	(1,441)
United States Dollar/Mexican Peso

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

08/23/2017	Morgan Stanley	USD	70,932	MXN	1,300,000	$72,783	$(1,851)
08/23/2017	Royal Bank of Canada	USD	162,299	MXN	3,072,000	171,992	(9,693)
United States Dollar/New Russian Ruble
08/23/2017	UBS	USD	160,698	RUB	9,257,000	154,212	6,486
United States Dollar/Swedish Krona
10/13/2017	Citibank	USD	19,279	SEK	158,000	19,649	(370)
10/13/2017	Royal Bank of Canada	USD	6,881	SEK	57,000	7,089	(208)
10/13/2017	UBS	USD	9,928	SEK	80,000	9,949	(21)

						$7,923,110	$(285,455)

At July 31, 2017, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/Swedish Krona
08/23/2017	UBS	AUD	18,729	SEK	122,000	$14,382	$14,233	$(149)
Australian Dollar/Swiss Franc
08/23/2017	UBS	AUD	19,101	CHF	14,000	14,668	15,448	780
British Pound/Australian Dollar
08/23/2017	JPMorgan Chase	GBP	169,000	AUD	284,953	215,272	210,498	(4,774)
British Pound/Japanese Yen
08/23/2017	Royal Bank of Canada	GBP	169,000	JPY	24,004,337	217,714	222,914	5,200
Czech Koruna/Euro
03/27/2018	Royal Bank of Canada	CZK	12,297,054	EUR	462,000	489,216	503,461	14,245
Euro/Australian Dollar
08/23/2017	UBS	EUR	243,000	AUD	355,810	282,706	286,105	3,399
Euro/Czech Koruna
08/23/2017	JPMorgan Chase	EUR	123,407	CZK	3,266,000	138,580	136,357	(2,223)
08/23/2017	UBS	EUR	37,844	CZK	1,002,000	42,568	41,866	(702)
03/27/2018	Citibank	EUR	457,230	CZK	12,297,054	497,902	477,936	(19,966)
Euro/Hungarian Forint
08/23/2017	JPMorgan Chase	EUR	185,000	HUF	56,699,725	212,214	210,482	(1,732)
08/23/2017	UBS	EUR	195,183	HUF	60,085,000	218,858	216,000	(2,858)
Euro/Israeli Shekel
08/23/2017	Citibank	EUR	259,000	ILS	1,023,154	290,042	309,430	19,388
Euro/New Zealand Dollar
08/23/2017	Royal Bank of Canada	EUR	15,405	NZD	25,000	17,171	16,660	(511)
Euro/Swedish Krona
08/23/2017	UBS	EUR	181,363	SEK	1,736,000	210,998	210,660	(338)
Euro/Swiss Franc
08/23/2017	Royal Bank of Canada	EUR	182,000	CHF	200,620	211,739	219,686	7,947
Mexican Peso/ New Zealand Dollar
08/23/2017	Morgan Stanley	MXN	3,072,000	NZD	230,694	165,360	164,170	(1,190)
Polish Zloty/Japanese Yen
08/23/2017	Citibank	PLN	532,000	JPY	16,099,846	143,534	145,321	1,787

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Swedish Krona/Euro
08/23/2017	Citibank	SEK	$1,270,000	EUR	130,114	144,752	$148,040	$3,288

							$3,549,267	$21,591

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2017, the Fund held the following over-the-counter credit default swaps:

Buy Protection:

Expiration Date	Notional Amount	Receive (Pay) Floating Rate	Counterparty/Reference Equity	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
06/20/2022	400,000	Receive	Barclays Bank/Vodafone Group PLC, 5%, 6/4/18	Equal to 1.00%	$(2,484)	$(8,815)	$(11,299)

					$(2,484)	$(8,815)	$(11,299)

Sell Protection:

Expiration Date	Notional Amount	Receive (Pay) Floating Rate	Counterparty/Reference Equity	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
06/20/2022	200,000	Pay	Barclays Bank/Virgin Media Finance PLC, 7%, 4/15/23	Equal to 5.00%	$28,616	$6,746	$35,362

					$28,616	$6,746	$35,362

At July 31, 2017, the Fund held the following centrally cleared credit default swaps:

Buy Protection:

Expiration Date	Notional Amount	Receive (Pay) Floating Rate	Credit Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
12/20/2021	207,900	Receive	Markit CDX 5-year	Equal to 5.00%	$(5,435)	$(12,732)	2.93%
12/20/2021	2,420,000	Receive	Markit CDX 5-year	Equal to 1.00%	(20,979)	(33,822)	0.49%
12/20/2021	900,000	Receive	iTRAXX-Crossover 5-year	Equal to 5.00%	(80,417)	(54,815)	2.06%
12/20/2021	180,000	Receive	iTRAXX-Crossover 5-year	Equal to 5.00%	(13,476)	(13,571)	2.06%
12/20/2021	780,000	Receive	iTRAXX-Europe 5-year	Equal to 1.00%	(10,260)	(12,619)	0.46%
12/20/2021	600,000	Receive	iTRAXX-FinSen 5-year	Equal to 1.00%	(1,349)	(16,588)	0.45%

See accompanying Notes to Schedule of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

12/20/2021	$400,000	Receive	iTRAXX-Europe 5-year	Equal to 1.00%	$(4,838)	$(6,895)	0.46%

					$(136,754)	$(151,042)

Sell Protection:

Expiration Date	Notional Amount	Receive (Pay) Floating Rate	Credit Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
12/20/2021	400,000	Pay	Markit CDX 5 years	Equal to 1.00%	$6,271	$2,787	0.49%

					$6,271	$2,787

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At July 31, 2017, the Fund’s centrally cleared interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Premiums Paid (Received)	Fixed Rate	Unrealized Appreciation/ (Depreciation)
AUD	9,650,000	06/27/2019	Pay	6-month BBR BBSW	$—	1.91%	$(5,787)
CAD	8,700,000	06/20/2019	Pay	3-month BA CDOR	753	1.40%	(25,084)
EUR	3,410,000	08/08/2019	Receive	6-month EURIBOR	—	0.07%	(6,109)
EUR	1,570,000	04/15/2027	Pay	1-month CPI	—	1.35%	(14,553)
EUR	1,580,000	04/15/2022	Receive	12-month CPI	—	1.11%	11,546
EUR	1,200,000	04/15/2022	Receive	12-month CPI	—	1.11%	(10,051)
EUR	1,200,000	04/15/2027	Pay	12-month CPI	2,559	1.35%	4,432
GBP	5,680,000	06/20/2020	Pay	12-month WMBA SONIA	—	0.49%	(11,159)
GBP	250,000	10/15/2021	Pay	12-month UK RPI	907	3.48%	726
GBP	1,180,000	10/15/2021	Pay	12-month UK RPI	—	3.48%	11,389
GBP	390,000	02/01/2027	Receive	6-month LIBOR	—	1.26%	(1,925)
SEK	41,150,000	09/30/2020	Pay	3-month STIBOR	—	0.13%	(20,785)
SEK	48,380,000	11/22/2020	Pay	3-month STIBOR	(1,270)	0.58%	(675)
SEK	45,440,000	11/22/2020	Pay	3-month STIBOR	—	0.58%	(1,827)
SEK	5,150,000	11/26/2026	Receive	3-month STIBOR	—	0.66%	28,684
USD	3,440,000	04/12/2018	Pay	3-month LIBOR	—	1.50%	1,110
USD	9,770,000	04/12/2018	Pay	3-month LIBOR	(1,601)	1.50%	4,753
USD	8,750,000	04/12/2019	Receive	3-month LIBOR	—	1.78%	(2,462)
USD	5,050,000	04/12/2019	Receive	3-month LIBOR	—	1.78%	(5,959)
USD	4,000,000	04/24/2019	Receive	1-month LIBOR	—	1.87%	(22,812)
USD	1,810,000	06/26/2019	Receive	12-month CPI	—	1.68%	3,384
USD	7,400,000	06/28/2019	Receive	3-month LIBOR	—	1.68%	2,608

					$1,348		$(60,556)

See accompanying Notes to Schedule of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)
EXCHANGE TRADED FUNDS (0.2%)
United States (0.2%)
iShares National Muni Bond ETF	$1,700	$188,479

Total Exchange Traded Funds		188,479

MUNICIPAL BONDS (98.4%)
Alabama (1.8%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047 (a)	1,000,000	1,104,560
Industrial Development Board of the City of Mobile Alabama Revenue Bonds (Alabama Power Co.), 1.63%, 07/15/2034 (a)	400,000	400,756

		1,505,316

Alaska (1.3%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,104,000

California (8.5%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047 (a)	350,000	369,506
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025 (b)	1,000,000	697,760
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,090,650
Los Angeles Community College District General Obligation Unlimited Bonds
Series A, 5.50%, 08/01/2025	1,000,000	1,089,680
Series I, 4.00%, 08/01/2029	400,000	453,924
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	500,000	641,885
Series A, 6.50%, 11/01/2039	500,000	714,790
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	338,106
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	499,382
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,113,120

		7,008,803

Florida (4.4%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,029,810
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,055,390
County of Escambia Revenue Bonds , 5.00%, 10/01/2046	1,000,000	1,155,990
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	296,405
Volusia County Educational Facility Authority Revenue Bonds (EMBRY- Riddle Aeronautical University, Inc.), 5.00%, 10/15/2047	100,000	114,385

		3,651,980

Georgia (3.6%)
Burke County Development Authority Pollution Control Revenue Bonds (Transmission Corp. Vogtle Project), 1.30%, 01/01/2052 (a)	1,000,000	999,030
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	533,205
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	106,392
Monroe Country Development Authority Revenue Bonds, 2.35%, 10/01/2048 (a)	1,000,000	1,009,340
Municipal Electric Authority of Georgia Revenue Bonds
Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018 (c)	125,000	127,936

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Tax-Free Income Fund

Unrefunded, Series V, 6.60%, 01/01/2018 (c)	$140,000	$143,219

		2,919,122

Illinois (0.7%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	569,625

Louisiana (4.8%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	582,547
Louisiana Public Facilities Authority Revenue Bonds, 3.00%, 05/15/2031	1,000,000	987,720
Louisiana Public Facilities Authority Revenue Bonds (Entergy Louisiana LLC), Series B, 3.50%, 06/01/2030	1,000,000	1,001,390
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040 (a)	1,250,000	1,328,650

		3,900,307

Massachusetts (3.9%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D 5.50%, 10/01/2018	2,000,000	2,106,720
5.50%, 08/01/2019	1,000,000	1,089,270

		3,195,990

Michigan (1.2%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	965,907

Minnesota (0.7%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	534,225

Nebraska (1.0%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	853,132

New Hampshire (2.6%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,077,150
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,074,140

		2,151,290

New Jersey (4.6%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,172,180
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey), Series F, 4.00%, 07/01/2033	100,000	104,812
New Jersey Turnpike Authority Revenue Bonds, Series A, 5.00%, 01/01/2031	850,000	998,299
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	536,370

		3,811,661

New York (12.9%)
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,166,550
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,124,640
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	350,604
New York State Dormitory Authority Revenue Bonds, Series A, 5.00%, 03/15/2033	850,000	993,956
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,690,775
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,413,936

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

July 31, 2017 (Unaudited)

Aberdeen Tax-Free Income Fund

Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	$1,000,000	$1,044,410
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	657,754
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,114,600

		10,557,225

North Dakota (1.3%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	1,036,940

Pennsylvania (8.6%)
Beaver County Industrial Development Authority Revenue Bonds (FirstEnergy Nuclear Generation LLC), Series A, 4.38%, 01/01/2035 (a)	500,000	478,555
Lehigh County Industrial Development Authority Revenue Bonds (PPL Electric Utilities Corp.), 0.90%, 09/01/2029 (a)	250,000	249,972
Montgomery County Industrial Development Authority Health System Revenue Bonds, Series A, 5.00%, 01/15/2022	250,000	278,170
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	865,632
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	5,166,533

		7,038,862

Rhode Island (0.9%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	735,938

South Carolina (1.9%)
Rock Hill South Carolina Combined Utility System Revenue Bonds (City of Rock Hill South Carolina Combined Utility System Revenue)
5.00%, 01/01/2025	500,000	609,760
5.00%, 01/01/2026	500,000	614,285
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	361,802

		1,585,847

Tennessee (1.4%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	557,060
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	587,550

		1,144,610

Texas (24.2%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	1,575,000	1,662,649
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,120,210
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,351,060
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,631,062
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,038,990
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,095,549
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	949,184
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,047,910

See accompanying Notes to Schedule of Investments.

Statement of Investments (concluded)

July 31, 2017 (Unaudited)

Aberdeen Tax-Free Income Fund

Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	$1,065,000	$1,140,679
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,500,000	1,816,260
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,067,950

		19,921,503

Utah (0.1%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	116,941

Washington (6.3%)
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	1,000,000	1,020,580
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,034,640
State of Washington General Obligation Unlimited Bonds, Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,113,540

		5,168,760

West Virginia (0.7%)
West Virginia Economic Development Authority Revenue Bonds, Unrefunded, Series A, 1.90%, 03/01/2040(a)	550,000	552,959

Wisconsin (1.0%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	551,285
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	288,932

		840,217

Total Municipal Bonds		80,871,160

SHORT-TERM INVESTMENT (0.7%)
UNITED STATES (0.7%)
State Street Institutional U.S. Government Money Market Fund (d)	521,641	521,641

Total Short-Term Investment		521,641

Total Investments (Cost $76,331,903) (e)—99.3%		81,581,280

Other Assets in Excess of Liabilities—0.7%		604,763

Net Assets—100.0%		$82,186,043

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.
(b)	Issued with a zero coupon.
(c)	Sinkable security.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange-Traded Fund

See accompanying Notes to Schedule of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (86.3%)
Alternative Investment (58.0%)
AQR Managed Futures Strategy Fund, Class I	245,072	$2,159,089
Arbitrage Event Driven Fund, Institutional Class (a)	423,317	3,996,111
BlackRock Global Long/Short Equity Fund, Institutional Class (a)	360,247	4,186,069
Boston Partners Long/Short Research Fund, Institutional Class (a)	390,747	6,365,266
Gotham Neutral Fund, Institutional Class (a)	582,017	5,924,930
Otter Creek Long/Short Opportunity Fund, Institutional Class (a)	303,309	3,566,918

		26,198,383

Fixed Income Funds (28.3%)
Eaton Vance Floating-Rate Fund, Class I	960,335	8,662,217
Nuveen Preferred Securities Fund, Institutional Class	231,107	4,109,081

		12,771,298

Total Mutual Funds		38,969,681

EXCHANGE TRADED FUNDS (9.8%)
Equity Funds (5.8%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	25,662	1,000,561
iShares Edge MSCI Min Vol USA ETF	5,254	262,280
iShares Edge MSCI USA Momentum Factor ETF	2,321	213,486
iShares Edge MSCI USA Quality Factor ETF	2,884	216,675
iShares Edge MSCI USA Size Factor ETF	2,122	167,235
iShares Edge MSCI USA Value Factor ETF	4,013	301,095
iShares Nasdaq Biotechnology ETF	1,436	458,213

		2,619,545

Fixed Income Fund (4.0%)
iShares TIPS Bond ETF	15,941	1,811,854

Total Exchange Traded Funds		4,431,399

SHORT-TERM INVESTMENT (3.1%)
State Street Institutional U.S. Government Money Market Fund (b)	1,403,640	1,403,640

Total Short-Term Investment		1,403,640

Total Investments (Cost $44,239,705) (c)—99.2%		44,804,720

Other Assets in Excess of Liabilities—0.8%		355,213

Net Assets—100.0%		$45,159,933

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Schedule of Investments for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (39.9%)
Fixed Income Funds (39.9%)
Eaton Vance Floating-Rate Fund, Class I	300,983	$2,714,866
Nuveen Preferred Securities Fund, Institutional Class	165,689	2,945,960
Oppenheimer International Bond Fund, Class Y	279,735	1,670,015

		7,330,841

Total Mutual Funds		7,330,841

EXCHANGE TRADED FUNDS (58.9%)
Equity Funds (32.6%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	14,368	560,208
iShares Core S&P 500 ETF	2,927	727,243
iShares MSCI EAFE ETF	12,161	813,936
Vanguard High Dividend Yield ETF	39,265	3,118,426
WisdomTree Europe Hedged Equity Fund	12,314	763,591

		5,983,404

Fixed Income Funds (21.4%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	10,587	1,069,075
iShares Emerging Markets High Yield Bond ETF	7,688	387,168
iShares Global High Yield Corporate Bond ETF	32,114	1,650,017
iShares JP Morgan EM Local Currency Bond ETF (a)	17,176	824,104

		3,930,364

Real Estate Investment Trust (REIT) Funds (4.9%)
iShares Cohen & Steers REIT ETF	8,837	902,523

Total Exchange Traded Funds		10,816,291

SHORT-TERM INVESTMENT (0.6%)
State Street Institutional U.S. Government Money Market Fund (b)	117,834	117,834

Total Short-Term Investment		117,834

Total Investments (Cost $17,193,119) (c)—99.4%		18,264,966

Other Assets in Excess of Liabilities—0.6%		107,279

Net Assets—100.0%		$18,372,245

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Schedule of Investments for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2017 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (21.9%)
Fixed Income Funds (21.9%)
Eaton Vance Floating-Rate Fund, Class I	150,310	$1,355,795
Nuveen Preferred Securities Fund, Institutional Class	92,042	1,636,519
Oppenheimer International Bond Fund, Class Y	94,784	565,862

		3,558,176

Total Mutual Funds		3,558,176

EXCHANGE TRADED FUNDS (72.0%)
Equity Funds (45.3%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	25,069	977,440
iShares Core S&P 500 ETF	3,931	976,696
iShares MSCI EAFE ETF	12,635	845,661
iShares MSCI Emerging Markets ETF	12,990	568,962
iShares Nasdaq Biotechnology ETF	506	161,460
iShares Russell 2000 ETF	10,325	1,461,091
iShares Russell Mid-Cap ETF	5,866	1,139,236
Vanguard High Dividend Yield ETF	3,903	309,976
WisdomTree Europe Hedged Equity Fund	15,104	936,599

		7,377,121

Fixed Income Funds (22.7%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	12,909	1,303,551
iShares Emerging Markets High Yield Bond ETF	5,328	268,318
iShares Global High Yield Corporate Bond ETF	12,684	651,704
iShares JP Morgan EM Local Currency Bond ETF (a)	13,887	666,298
iShares TIPS Bond ETF	7,165	814,374

		3,704,245

Real Estate Investment Trust (REIT) Funds (4.0%)
iShares Cohen & Steers REIT ETF	6,373	650,874

Total Exchange Traded Funds		11,732,240

SHORT-TERM INVESTMENT (4.1%)
State Street Institutional U.S. Government Money Market Fund (b)	673,654	673,654

Total Short-Term Investment		673,654

Total Investments (Cost $15,034,210) (c)—98.0%		15,964,070

Other Assets in Excess of Liabilities—2.0%		326,112

Net Assets—100.0%		$16,290,182

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Schedule of Investments for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

July 31, 2017

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen

Notes to Statements of Investments (unaudited) (continued)

July 31, 2017

Asset Management, Inc. (“Aberdeen” or the “Adviser”) generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds’ Pricing Committee (the “Pricing Committee”), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	990,488	9,275,240	—	10,265,728
Preferred Stocks	85,494	513,807	—	599,301
Short-Term Investment	245,055	—	—	245,055

	1,321,037	9,789,047	—	11,110,084

Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	624,264	12,272,302	—	12,896,566
Short-Term Investment	85,755	—	—	85,755

	710,019	12,272,302	—	12,982,321

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	2,799,762,506	5,178,874,127	—	7,978,636,633
Preferred Stocks	311,733,980	454,165,435	—	765,899,415
Short-Term Investment	114,613,049	—	—	114,613,049

	3,226,109,535	5,633,039,562	—	8,859,149,097

Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	26,719,218	—	—	26,719,218
Short-Term Investment	829,493	—	—	829,493
Common Stocks—Short Positions	(12,412,458)	—	—	(12,412,458)
Exchange Traded Funds—Short Positions	(853,436)	—	—	(853,436)

	14,282,817	—	—	14,282,817

Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	17,987,516	20,765,811	—	38,753,327
Preferred Stocks	1,953,783	864,053	—	2,817,836

	19,941,299	21,629,864	—	41,571,163

Aberdeen International Equity Fund
Investments in Securities
Common Stocks	70,937,134	387,131,544	—	458,068,678
Preferred Stocks	28,002,404	12,436,692	—	40,439,096

Notes to Statements of Investments (unaudited) (continued)

July 31, 2017

Short-Term Investment	14,243,749	—	—	14,243,749

	113,183,287	399,568,236	—	512,751,523

Aberdeen International Small Cap Fund
Investments in Securities
Common Stocks	28,476,105	49,771,743	—	78,247,848
Short-Term Investment	1,972,915	—	—	1,972,915

	30,449,020	49,771,743	—	80,220,763

Aberdeen Japanese Equities Fund
Investments in Securities
Common Stocks	—	1,380,678	—	1,380,678
Short-Term Investment	46,197	—	—	46,197

	46,197	1,380,678	—	1,426,875

Aberdeen U.S. Mid Cap Equity Fund
Investments in Securities
Common Stocks	1,295,110	—	—	1,295,110
Short-Term Investment	44,509	—	—	44,509

	1,339,619	—	—	1,339,619

Aberdeen U.S. Multi-Cap Equity Fund
Investments in Securities
Common Stocks	350,598,527	—	—	350,598,527
Short-Term Investment	9,836,321	—	—	9,836,321

	360,434,848	—	—	360,434,848

Aberdeen U.S. Small Cap Equity Fund
Investments in Securities
Common Stocks	1,842,722,659	—	—	1,842,722,659
Short-Term Investment	48,859,401	—	—	48,859,401

	1,891,582,060	—	—	1,891,582,060

Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	9,641,112	—	9,641,112
Government Bonds	—	8,827,451	—	8,827,451
Short-Term Investment	183,970	—	—	183,970
Other Financial Instruments
Assets
Futures Contracts	17,612	—	—	17,612
Forward Foreign Currency Exchange Contracts	—	202,497	—	202,497
Liabilities
Futures Contracts	(37,591)	—	—	(37,591)
Forward Foreign Currency Exchange Contracts	—	(38,728)	—	(38,728)

	163,991	18,632,332	—	18,796,323

Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	2,185,082	—	2,185,082
Government Bonds	—	15,433,096	—	15,433,096

Notes to Statements of Investments (unaudited) (continued)

July 31, 2017

Government Agencies	—	3,054,510	—	3,054,510
Short-Term Investment	999,536	—	—	999,536
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	20,174	—	20,174
Liabilities
Forward Foreign Currency Exchange Contracts	—	(32,707)	—	(32,707)

	999,536	20,660,155	—	21,659,691

Aberdeen Global Unconstrained Fixed Income Fund
Investments in Securities
Commercial Mortgage-Backed Securities	—	215,389	—	215,389
Residential Mortgage-Backed Securities	—	22,368	—	22,368
Corporate Bonds	—	11,679,092	—	11,679,092
Government Bonds	—	607,554	—	607,554
Government Agencies	—	285,230	—	285,230
Short-Term Investment	364,351	—	—	364,351
Other Financial Instruments
Assets
Futures Contracts	16,105	—	—	16,105
Forward Foreign Currency Exchange Contracts	—	176,301	—	176,301
Credit Default Swap Contracts	—	9,533	—	9,533
Interest Rate Swap Agreements	—	69,197	—	69,197
Liabilities
Futures Contracts	(39,540)	—	—	(39,540)
Forward Foreign Currency Exchange Contracts	—	(336,268)	—	(336,268)
Credit Default Swap Contracts	—	(159,857)	—	(159,857)
Interest Rate Swap Agreements	—	(129,753)	—	(129,753)

	340,916	12,438,786	—	12,779,702

Aberdeen Tax-Free Income Fund
Investments in Securities
Exchange Traded Funds	188,479	—	—	188,479
Municipal Bonds	—	80,871,160	—	80,871,160
Short-Term Investment	521,641	—	—	521,641

	710,120	80,871,160	—	81,581,280

Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	38,969,681	—	—	38,969,681
Exchange Traded Funds	4,431,399	—	—	4,431,399
Short-Term Investment	1,403,640	—	—	1,403,640

	44,804,720	—	—	44,804,720

Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	7,330,841	—	—	7,330,841
Exchange Traded Funds	10,816,291	—	—	10,816,291
Short-Term Investment	117,834	—	—	117,834

	18,264,966	—	—	18,264,966

Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	3,558,176	—	—	3,558,176
Exchange Traded Funds	11,732,240	—	—	11,732,240
Short-Term Investment	673,654	—	—	673,654

	15,964,070	—	—	15,964,070

Notes to Statements of Investments (unaudited) (continued)

July 31, 2016

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. The following is a summary of transfers from Level 1 and Level 2 as of July 31, 2017:

Fund	Transfer from Level 1	Transfer from Level 2
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$109,896	$755,019
Aberdeen China Opportunities Fund	255,457	249,055
Aberdeen Emerging Markets Fund	92,176,547	575,008,758
Aberdeen Global Equity Fund	644,268	—
Aberdeen International Equity Fund	9,664,025	18,327,565
Aberdeen International Small Cap Fund	4,978,921	5,251,723

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

d. Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

e. Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2017

2. Investments in Affiliated Issuers

The Funds’ adviser or an affiliate serves as the adviser to certain underlying funds. A summary of the Funds’ investments in securities of these underlying funds for the period ended July 31, 2017 is set forth below:

Diversified Alternatives Fund

Fund	10/31/2016 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	07/31/2017 Share Balance	07/31/2017 Market Value
Aberdeen Asia Bond Fund	234,243	$—	$2,261,660	$41,764	$—	—	$—
Aberdeen Equity Long-Short Fund	595,567	477,017	6,448,720	(868,675)	477,017	—	—

Total		477,017	8,710,380	(826,911)	477,017		—

(1)	Distributions received includes both Income and Gains Distributions, if any.

Diversified Income Fund

Fund	10/31/2016 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	07/31/2017 Share Balance	07/31/2017 Market Value
Aberdeen Asia Bond Fund	112,241	$—	$1,148,338	$(23,682)	$—	—	$—
Aberdeen Global High Income Fund	229,884	49,967	2,142,369	(161,626)	52,133	—	—
Aberdeen Total Return Bond Fund	88,371	45,436	1,235,264	(45,470)	44,882	—	—

Total		95,403	4,525,971	(230,778)	97,015		—

(1)	Distributions received includes both Income and Gains Distributions, if any.

Dynamic Allocation Fund

Fund	10/31/2016 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	07/31/2017 Share Balance	07/31/2017 Market Value
Aberdeen Asia Bond Fund	93,070	$—	$945,258	$(13,309)	$—	—	$—
Aberdeen Emerging Markets Fund	42,988	6,665	532,596	56,886	6,665	—	—

Notes to Statements of Investments (unaudited) (concluded)

July 31, 2017

Aberdeen Global High Income Fund	90,778	18,604	904,137	(122,636)	18,604	—	—
Aberdeen Total Return Bond Fund	115,750	57,182	1,607,453	(49,295)	57,989	—	—
Aberdeen U.S. Small Cap Equity Fund	44,288	206,831	1,366,986	386,744	—	—	—

Total		289,282	5,356,430	258,390	83,258		—

(1)	Distributions received includes both Income and Gains Distributions, if any.

3. Tax Information

As of July 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$9,573,675	$1,850,229	$(313,820)	$1,536,409
Aberdeen China Opportunities Fund	13,037,698	1,848,414	(1,903,791)	(55,377)
Aberdeen Emerging Markets Fund	7,774,077,886	1,888,718,540	(803,647,329)	1,085,071,211
Aberdeen Equity Long-Short Fund	22,613,104	5,452,635	(517,028)	4,935,607
Aberdeen Global Equity Fund	34,778,461	7,058,783	(266,081)	6,792,702
Aberdeen International Equity Fund	458,246,479	89,066,635	(34,561,591)	54,505,044
Aberdeen International Small Cap Fund	66,984,851	16,112,543	(2,876,631)	13,235,912
Aberdeen Japanese Equities Fund	1,276,289	182,999	(32,413)	150,586
Aberdeen U.S. Mid Cap Equity Fund	1,173,992	185,956	(20,329)	165,627
Aberdeen U.S. Multi-Cap Equity Fund	296,748,371	69,562,742	(5,876,265)	63,686,477
Aberdeen U.S. Small Cap Equity Fund	1,733,868,145	207,522,710	(49,808,795)	157,713,915
Aberdeen Asia Bond Fund	18,471,214	356,047	(174,728)	181,319
Aberdeen Emerging Markets Debt Fund	21,343,239	817,287	(488,302)	328,985
Aberdeen Global Unconstrained Fixed Income Fund	12,921,047	298,528	(45,591)	252,937
Aberdeen Tax-Free Income Fund	76,331,903	5,343,810	(94,433)	5,249,377
Aberdeen Diversified Alternatives Fund	44,239,705	1,125,227	(560,212)	565,015
Aberdeen Diversified Income Fund	17,193,119	1,143,766	(71,919)	1,071,847
Aberdeen Dynamic Allocation Fund	15,034,210	944,713	(14,853)	929,860

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 29, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 29, 2017